As filed with the Securities and Exchange Commission on January 29, 2008


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00582

                         NEUBERGER BERMAN EQUITY FUNDS
                         -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                                Peter E. Sundman
               Chairman of the Board and Chief Executive Officer
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                              NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Century Fund
------------------------------------
(UNAUDITED)


NUMBER OF SHARES                             MARKET VALUE(+)       NUMBER OF SHARES                              MARKET VALUE(+)
                                            ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (96.4%)                                              INTERNET SOFTWARE & SERVICES (2.9%)
                                                                        460  Google Inc. Class A                      319(*)
AEROSPACE & DEFENSE (8.2%)
   2,170  L-3 Communications Holdings            240               LIFE SCIENCE TOOLS & SERVICES (2.1%)
   1,955  Lockheed Martin                        217                  4,040  Thermo Fisher Scientific                 233(*)
   1,500  Precision Castparts                    221
   2,880  United Technologies                    215               MACHINERY (1.9%)
                                                                      2,435  Danaher Corp.                            211
                                                 893
                                                                   MEDIA (3.7%)
AUTO COMPONENTS (1.5%)                                               11,745  News Corp. Class A                       247
   4,270  Johnson Controls                       165                  3,095  Omnicom Group                            151

BEVERAGES (5.1%)                                                                                                      398
   4,570  Coca-Cola                              284
   3,455  PepsiCo, Inc.                          266               METALS & MINING (1.7%)
                                                                      5,865  Goldcorp, Inc.                           190
                                                 550
                                                                   OIL, GAS & CONSUMABLE FUELS (6.6%)
CAPITAL MARKETS (3.8%)                                                3,740  Canadian Natural Resources               245
   2,250  Northern Trust                         182                  2,485  Occidental Petroleum                     173
   2,940  State Street                           235                  3,070  Petroleo Brasileiro ADR                  296

                                                 417                                                                  714

CHEMICALS (2.4%)                                                   PHARMACEUTICALS (6.3%)
   2,580  Monsanto Co.                           256                  3,930  Abbott Laboratories                      226
                                                                      3,209  Johnson & Johnson                        217
COMMUNICATIONS EQUIPMENT (2.9%)                                       4,035  Merck & Co.                              240
  11,405  Cisco Systems                          319(*)
                                                                                                                      683
COMPUTERS & PERIPHERALS (6.2%)
   1,550  Apple, Inc.                            282(*)            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
   9,425  EMC Corp.                              182(*)              10,605  Intel Corp.                              277
   4,240  Hewlett-Packard                        217
                                                                   SOFTWARE (6.8%)
                                                 681                  4,515  Adobe Systems                            190(*)
                                                                      9,255  Microsoft Corp.                          311
DIVERSIFIED FINANCIAL SERVICES (1.5%)                                11,625  Oracle Corp.                             235(*)
   3,655  J.P. Morgan Chase                      167
                                                                                                                      736
ELECTRIC UTILITIES (4.4%)
   2,940  Exelon Corp.                           239               TEXTILES, APPAREL & LUXURY GOODS (1.6%)
   3,430  FPL Group                              239                  2,625  Nike, Inc.                               172

                                                 478               TOBACCO (2.2%)
                                                                      3,020  Altria Group                             234
ELECTRICAL EQUIPMENT (3.8%)
   5,590  ABB Ltd.                               164               WIRELESS TELECOMMUNICATION SERVICES (2.0%)
   4,360  Emerson Electric                       249                  4,850  American Tower                           221(*)

                                                 413               TOTAL COMMON STOCKS
                                                                   (COST $9,068)                                   10,504
ENERGY EQUIPMENT & SERVICES (3.9%)
   2,945  National Oilwell Varco                 201(*)            SHORT-TERM INVESTMENTS (3.7%)
   2,410  Schlumberger Ltd.                      225                401,660  Neuberger Berman Prime Money
                                                                                  Fund Trust Class
                                                 426                              (COST $402)                         402(#)(@)

HEALTH CARE EQUIPMENT & SUPPLIES (4.2%)                            TOTAL INVESTMENTS (100.1%)
   4,125  Baxter International                   247               (COST $9,470)                                   10,906(##)
   2,595  Becton, Dickinson & Co.                215
                                                                   Liabilities, less cash, receivables and
                                                 462                 other assets [(0.1%)]                             (6)

HOTELS, RESTAURANTS & LEISURE (2.8%)                               TOTAL NET ASSETS (100.0%)               $       10,900
   5,225  McDonald's Corp.                       305

HOUSEHOLD PRODUCTS (5.4%)
   4,140  Colgate-Palmolive                      332
   3,410  Procter & Gamble                       252

                                                 584

Notes to Schedule of Investments


                                                                                                                  NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS Convergence Fund
----------------------------------------
(UNAUDITED)




NUMBER OF SHARES                                   MARKET VALUE(+)  NUMBER OF SHARES                                 MARKET VALUE(+)
                                                  ($000'S OMITTED)                                                  ($000'S OMITTED)

COMMON STOCKS (94.5%)                                               SHORT-TERM INVESTMENTS (5.8%)
                                                                         476,882  Neuberger Berman Prime Money
COMMUNICATIONS EQUIPMENT (17.7%)                                                   Fund Trust Class
      29,895  Arris Group                              312(*)                      (COST $477)                           477(#)(@)
       7,820  Cisco Systems                            219(*)
      10,095  Foundry Networks                         178(*)
      11,560  JDS Uniphase Corp.                       156(*)       TOTAL INVESTMENTS (100.3%)
       5,310  Juniper Networks                         158(*)       (COST $7,763)                                      8,303(##)
      14,300  Motorola, Inc.                           228
       5,230  QUALCOMM Inc.                            213          Liabilities, less cash, receivables and
                                                                      other assets [(0.3%)]                             (23)
                                                     1,464
                                                                    TOTAL NET ASSETS (100.0%)                     $    8,280
COMPUTERS & PERIPHERALS (3.5%)
       1,575  Apple, Inc.                              287(*)

DIVERSIFIED TELECOMMUNICATION (6.5%)
       4,180  AT&T Inc.                                160
       9,825  Global Crossing                          180(*)
      21,810  Globalstar, Inc.                         198(*)

                                                       538

INTERNET SOFTWARE & SERVICES (10.7%)
       6,985  Akamai Technologies                      266(*)
         460  Google Inc. Class A                      319(*)
      11,390  Yahoo! Inc.                              305(*)

                                                       890

MEDIA (18.5%)
       5,457  CBS Corp. Class B                        150
       8,075  EchoStar Communications                  348(*)
       7,095  Liberty Global Class A                   288(*)
       7,180  Lions Gate Entertainment                  66(*)
      14,200  News Corp.  Class A                      299
       2,900  Omnicom Group                            142
       5,707  Viacom Inc. Class B                      240(*)

                                                     1,533

MUTUAL FUNDS (1.3%)
       1,750  iShares Russell 1000 Growth
               Index Fund                              107

REAL ESTATE MGT. & DEV. (1.2%)
       6,720  SonomaWest Holdings                      102(*)

SOFTWARE (2.1%)
       5,810  Intuit Inc.                              170(*)

WIRELESS TELECOMMUNICATION SERVICES (33.0%)
       7,930  American Tower                           361(*)
       2,935  China Mobile ADR                         269
      10,920  China Unicom  ADR                        253
      18,000  Clearwire Corp. Class A                  280(*)
       5,400  Millicom International
               Cellular                                644(*)
       7,850  NII Holdings                             433(*)
       4,340  Rogers Communications Class B            182
      20,175  Sprint Nextel                            313

                                                     2,735

TOTAL COMMON STOCKS
(COST $7,286)                                        7,826



See Notes to Schedule of Investments

                                                                                                      NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Dividend Fund
-------------------------------------
(UNAUDITED)


NUMBER OF SHARES                         MARKET VALUE(+)      NUMBER OF SHARES                          MARKET VALUE(+)
                                        ($000's OMITTED)                                               ($000's OMITTED)
COMMON STOCKS (90.3%)                                             4,700  Teck Cominco Class B                   180

BEVERAGES (4.8%)                                                                                                320
     1,290  Diageo PLC ADR                     117          MULTI-UTILITIES (9.0%)
     3,065  PepsiCo, Inc.                      237                2,350  Dominion Resources                     111
                                                                  2,865  NSTAR                                  100
                                               354                4,640  PNM Resources                          103
                                                                  1,285  Public Service Enterprise Group        123
CAPITAL MARKETS (1.6%)                                            1,790  Sempra Energy                          112
     2,528  Bank of New York Mellon            121                6,800  TECO Energy                            118

COMMERCIAL  BANKS (2.4%)                                                                                        667
     1,020  HSBC Holdings PLC ADR               87
     1,200  PNC Financial Services Group        88
                                                             OIL, GAS &  CONSUMABLE FUELS (14.4%)
                                               175                6,275  Canadian Oil Sands Trust               228
                                                                  1,655  Chevron Corp.                          145
DIVERSIFIED FINANCIAL SERVICES (1.0%)                             1,715  ConocoPhillips                         137
     1,670  Bank of America                     77                1,685  Exxon Mobil                            150
                                                                  2,495  Occidental Petroleum                   174
DIVERSIFIED TELECOMMUNICATION (2.8%)                              9,407  Spectra Energy                         232
     5,480  AT&T Inc.                          209
                                                                                                              1,066

ELECTRIC UTILITIES (6.6%)                                    PAPER & FOREST PRODUCTS (1.5%)
     1,530  Exelon Corp.                       124                1,500  Weyerhaeuser Co.                       110
     1,775  FirstEnergy Corp.                  122
     1,840  FPL Group                          128           PHARMACEUTICALS (9.1%)
     2,240  PPL Corp.                          114                3,390  Johnson & Johnson                      230
                                                                  3,600  Novartis AG ADR                        203
                                               488                4,095  Abbott  Laboratories                   236

FOOD & STAPLES RETAILING (1.6%)                                                                                 669
     2,400  Wal-Mart Stores                    115
                                                             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
GAS UTILITIES (1.5%)                                              8,600  Intel Corp.                            224
     2,180  New Jersey Resources               110
                                                             TOTAL COMMON STOCKS
HOUSEHOLD DURABLES (2.9%)                                    (COST $6,043)                                    6,677
     2,770  Fortune Brands                     212
                                                             CONVERTIBLE PREFERRED STOCKS (2.0%)
HOUSEHOLD PRODUCTS (3.2%)
     3,200  Procter & Gamble                   237           METALS & MINING (2.0%)
                                                                  1,025  Freeport-McMoRan Copper
INDUSTRIAL CONGLOMERATES (4.0%)                                          & Gold
     1,245  3M Co.                             104                       (COST $105)                            150
     5,000  General Electric                   191

                                               295           SHORT-TERM INVESTMENTS (7.6%)
                                                                560,100  Neuberger Berman Prime
INSURANCE (6.4%)                                                         Money Fund Trust Class
     3,490  Arthur J. Gallagher                 92                       (COST $560)                            560(#)(@)
     2,570  Endurance Specialty Holdings       104
     1,035  Hartford Financial                               TOTAL INVESTMENTS (99.9%)
            Services Group                      99           (COST $6,708)                                    7,387(##)
     1,435  Lincoln National                    88
     1,950  Nationwide Financial Services       87           Cash, receivables and other
                                                               assets, less liabilities (0.1%)                    4
                                               470
                                                             TOTAL NET ASSETS (100.0%)                   $    7,391
MACHINERY (4.7%)
     3,100  Caterpillar Inc.                   223
     1,405  Eaton Corp.                        125

                                               348

MEDIA (5.5%)
     8,000  CBS Corp. Class B                  219
     3,790  Idearc Inc.                         72
     6,000  Regal Entertainment Group          119

                                               410

METALS & MINING (4.3%)
       300  Rio Tinto                          140



See Notes to Schedule of Investments

                                                                                                                   NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS Energy Fund
-----------------------------------
(UNAUDITED)



NUMBER OF SHARES                                        MARKET VALUE(+)     NUMBER OF SHARES                         MARKET VALUE(+)
                                                       ($000'S OMITTED)                                             ($000'S omitted)
COMMON STOCKS (99.9%)
ELECTRIC UTILITIES (11.8%)                                                  TOTAL INVESTMENTS (100.1%)
        3,510        Allegheny Energy                         213           (COST $7,089)                                9,584(##)
        3,790        Exelon Corp.                             307           Liabilities, less cash, receivables and
        5,315        FPL Group                                371             other assets [(0.1%)]                        (11)
        1,840        ITC Holdings                              94
        2,770        PPL Corp.                                141           TOTAL NET ASSETS (100.0%)                 $  9,573

                                                            1,126

ENERGY EQUIPMENT & SERVICES (7.6%)
        6,160        Schlumberger Ltd.                        576
        2,505        Smith International                      157

                                                              733

GAS UTILITIES (4.8%)
        8,560        Questar Corp.                            458

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
        3,190        NRG Energy                               135(*)

MULTI-UTILITIES (3.7%)
        1,450        Dominion Resources                        68
        1,550        NSTAR                                     54
        3,110        PNM Resources                             69
        2,645        Sempra Energy                            166

                                                              357

MUTUAL FUNDS (2.2%)
        8,700        Powershares Wilderhill Clean
                       Energy Portfolio                       209

OIL, GAS & CONSUMABLE FUELS (68.4%)
        5,100        Anadarko Petroleum                       289
        5,380        Apache Corp.                             521
       10,005        Canadian Natural Resources               655
       11,100        Concho Resources, Inc.                   209(*)
        1,825        ConocoPhillips                           146
        9,100        Continental Resources                    217(*)
        4,180        Denbury Resources                        223(*)
        6,515        EOG Resources                            539
        3,400        Marathon Oil                             190
        8,050        Murphy Oil                               576
        8,885        Occidental Petroleum                     620
        4,025        Peabody Energy                           224
        3,400        Petroleo Brasileiro ADR                  327
        5,937        Quicksilver Resources                    300(*)
        6,525        Suncor Energy                            625
       17,695        Talisman Energy                          317
        9,203        XTO Energy                               569

                                                            6,547

TOTAL COMMON STOCKS
(COST $7,070)                                               9,565

SHORT-TERM INVESTMENTS (0.2%)
       18,623        Neuberger Berman Prime Money
                       Fund Trust Class (COST $19)             19(@)


See Notes to Schedule of Investments

                                                                                                                   NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS Equity Income Fund
------------------------------------------
(UNAUDITED)




NUMBER OF SHARES                                MARKET VALUE(+)    NUMBER OF SHARES                              MARKET VALUE(+)
                                               ($000's OMITTED)                                                 ($000's OMITTED)
COMMON STOCKS (73.3%)                                                     2,400  Xcel Energy                               55
                                                                                                                 ------------
BEVERAGES (2.1%)                                                                                                          484
       2,200  Anheuser-Busch                           116
                                                                   OIL, GAS & CONSUMABLE FUELS (13.3%)
CAPITAL MARKETS (1.5%)                                                    3,700  Canadian Oil Sands Trust                 134
       7,300  PennantPark Investment                    84                2,352  Enbridge Energy Management               122(*)
                                                                          2,300  Enerplus Resources Fund                   94
CONSUMER FINANCE (0.5%)                                                   1,600  ENI ADR                                  114
         500  American Express                          30                4,400  Hugoton Royalty Trust                    101
                                                                          3,000  Sasol Limited ADR                        152
DIVERSIFIED FINANCIAL SERVICES (1.7%)                                       800  Spectra Energy                            20
       2,000  Bank of America                           92                                                       ------------
                                                                                                                          737
ELECTRIC UTILITIES (4.4%)
       1,600  Duke Energy                               32         PHARMACEUTICALS (3.7%)
       1,800  Exelon Corp.                             146                1,500  Johnson & Johnson                        101
         950  FPL Group                                 66                1,800  Novartis AG ADR                          102
                                              ------------                                                       ------------
                                                       244                                                                203

ENERGY EQUIPMENT & SERVICES (2.7%)                                 REAL ESTATE INVESTMENT TRUSTS (13.8%)
       6,400  Cathedral Energy Services                                   7,800  Annaly Mortgage Management               134
               Income Trust                             55                1,300  Duke Realty                               34
       6,100  Precision Drilling Trust                  97                2,000  Equity Residential                        75
                                              ------------              120,000  GZI REIT                                  48
                                                       152                1,900  Mack-Cali Realty                          68
                                                                          2,600  Potlatch Corp.                           119
GAS UTILITIES (2.2%)                                                        900  ProLogis                                  59
       1,200  New Jersey Resources                      61                1,300  Rayonier Inc.                             60(FF)
       1,300  ONEOK, Inc.                               60                1,900  Realty Income                             54
                                              ------------                1,600  UDR, Inc.                                 35
                                                       121                2,200  Weingarten Realty Investors               79
                                                                                                                 ------------
HOUSEHOLD PRODUCTS (0.9%)                                                                                                 765
         750  Kimberly-Clark                            52
                                                                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
INDUSTRIAL CONGLOMERATES (2.1%)                                           1,500  Microchip Technology                      43
       3,000  General Electric                         115(FF)
                                                                   SOFTWARE (1.1%)
INSURANCE (5.3%)                                                          1,800  Microsoft Corp.                           60
         750  American International Group              43
       3,600  Arthur J. Gallagher                       95         WATER UTILITIES (1.0%)
       2,500  Lincoln National                         154                1,400  California Water Service
                                              ------------                        Group                                    55
                                                       292
                                                                   TOTAL COMMON STOCKS
MEDIA (2.7%)                                                       (COST $3,791)                                        4,050
       3,900  Aeroplan Income Fund                      90                                                       ------------
       3,700  World Wrestling Federation                58
                                              ------------         CONVERTIBLE PREFERRED STOCKS (4.2%)
                                                       148                1,100  Chesapeake Energy, Ser. D                114
                                                                          1,000  New York Community Capital
METALS & MINING (4.7%)                                                            Trust V                                  49
       4,600  Fording Canadian Coal Trust              157(FF)
       6,100  Gold Fields ADR                          100
                                              ------------
                                                       257

MULTI-UTILITIES (8.8%)
       1,200  Dominion Resources                        57
         800  National Grid ADR                         68
       3,300  NSTAR                                    115
       1,000  Sempra Energy                             63
       8,200  United Utilities                         126


See Notes to Schedule of Investments

NUMBER OF SHARES                                   MARKET VALUE(+)
                                                 ($000's OMITTED)

       2,000  Sovereign Capital Trust IV                72
                                              ------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $252)                                            235
                                              ------------

PRINCIPAL AMOUNT

CONVERTIBLE BONDS (12.2%)
     $50,000  American Tower Corp., Notes,
               5.00%, due 2/15/10, Moody's
               Rating Ba1, S&P Rating BB+               50
     100,000  Edwards Lifesciences Corp.,
               Senior Unsecured Notes,
               3.88%, due 5/15/33                      102(^^)
     100,000  Euronet Worldwide, Inc.,
               Unsecured Debentures, 3.50%,
               due 1015/25, S&P Rating B+              109
     100,000  Invitrogen Corp., Senior
               Unsecured Notes, 3.25%, due
               6/15/25                                 119(^^)
     100,000  Ivax Corp., Senior Unsecured
               Subordinated Notes, 4.50%,
               due 5/15/08                             103(^^)
     100,000  NII Holdings, Inc., Unsecured
               Senior Notes, 3.13%, due
               6/15/12                                  89(^^)
     100,000  Vishay Intertechnology, Inc.,
               Subordinated Notes, 3.63%,
               due 8/1/23, Moody's Rating
               B3, S&P Rating B+                       101
                                               -----------

TOTAL CONVERTIBLE BONDS
(COST $643)                                            673
                                              ------------

NUMBER OF SHARES
SHORT-TERM INVESTMENTS (10.2%)
     566,485  Neuberger Berman Prime Money
              Fund Trust Class
              (COST $566)                            566(#)(@)
                                              ------------

TOTAL INVESTMENTS (99.9%)
(COST $5,252)                                        5,524(##)
Cash, receivables and other assets, less
  liabilities (0.1%)                                     4
                                              ------------

TOTAL NET ASSETS (100.0%)                   $        5,528
                                              ------------


See Notes to Schedule of Investments

                                                                                                                   NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS Fasciano Fund
-------------------------------------
(UNAUDITED)



NUMBER OF SHARES                                  MARKET VALUE(+)    NUMBER OF SHARES                                MARKET VALUE(+)
                                                 ($000'S OMITTED)                                                   ($000'S OMITTED)
COMMON STOCKS (98.9%)
                                                                              163,361       MWI Veterinary Supply        6,874(*)
AEROSPACE & DEFENSE (1.2%)                                                     73,700       Owens & Minor                2,894
         253,500       ARGON ST                         4,619(*)
                                                                                                                        15,678
AIR FREIGHT & LOGISTICS (1.0%)
         148,700       Hub Group Class A                3,878(*)     HEALTH CARE TECHNOLOGY (0.9%)
                                                                              150,200       Computer Programs and
AUTO COMPONENTS (1.2%)                                                                       Systems                     3,345
         167,700       Drew Industries                  4,582(*)
                                                                     HOTELS, RESTAURANTS & LEISURE (1.6%)
BUILDING PRODUCTS (0.6%)                                                      139,100       International Speedway       5,927
          60,100       NCI Building Systems             2,063(*)
                                                                     INSURANCE (3.2%)
CHEMICALS (3.0%)                                                              234,200       American Equity Investment
         304,800       Rockwood Holdings               10,266(*)                             Life Holding                2,110
          84,400       Spartech Corp.                   1,153                 312,700       Amerisafe Inc.               4,772(*)
                                                                               73,200       Hilb Rogal and Hobbs         3,129
                                                       11,419                  69,700       Tower Group                  2,260

COMMERCIAL BANKS (5.3%)                                                                                                 12,271
         156,486       Boston Private Financial
                        Holdings                        4,310(E)     INTERNET SOFTWARE & SERVICES (3.1%)
         230,100       Texas Capital Bancshares         4,851(*)              355,500       j2 Global Communications     8,646(*)
         320,100       Wilshire Bancorp                 2,983(E)              322,800       Online Resources             3,034(*)
         226,532       Wintrust Financial               8,001
                                                                                                                        11,680
                                                       20,145
                                                                     LIFE SCIENCE TOOLS & SERVICES (1.2%)
COMMERCIAL SERVICES & SUPPLIES (16.8%)                                         72,400       Techne Corp.                 4,717(*)
         222,000       Acco Brands                      3,709(*)
         126,900       Advisory Board                   8,250(*)     MACHINERY (17.7%)
         445,100       Healthcare Services Group        9,748(E)              332,200       Actuant Corp.               10,521(E)
         280,900       Korn/Ferry International         4,840(*)(E)           142,150       Bucyrus International       12,468
         145,920       Ritchie Bros. Auctioneers       10,813                 224,900       CLARCOR Inc.                 8,008
         428,735       Rollins, Inc.                   12,622(E)              337,500       IDEX Corp.                  12,049(E)
         217,100       Waste Connections                6,910(*)              146,300       Middleby Corp.              11,103(*)(E)
         148,300       Watson Wyatt Worldwide                                 214,953       RBC Bearings                 7,906(*)
                         Class A                        6,829                 472,500       TriMas Corp.                 5,245(*)

                                                       63,721                                                           67,300

DIVERSIFIED FINANCIAL SERVICES (0.9%)                                MEDIA (3.9%)
         156,200       Financial Federal                3,450(E)              171,790       Courier Corp.                5,647
                                                                              167,500       Meredith Corp.               9,221
ELECTRICAL EQUIPMENT (1.3%)
         103,000       Regal-Beloit                     4,849(E)                                                        14,868

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.2%)                            METALS & MINING (1.9%)
         210,900       LoJack Corp.                     3,693(*)              188,700       AMCOL International          7,167
         106,500       MTS Systems                      4,365
         222,067       ScanSource, Inc.                 7,835(*)     OIL, GAS & CONSUMABLE FUELS (3.3%)
                                                                              221,500       Berry Petroleum Class A      9,161
                                                       15,893                 103,400       Comstock Resources           3,464(*)

ENERGY EQUIPMENT & SERVICES (4.5%)                                                                                      12,625
         270,100       Cal Dive International           3,352(*)(E)
         149,900       CARBO Ceramics                   5,951        PERSONAL PRODUCTS (1.4%)
         479,700       TETRA Technologies               7,584(*)               72,000       Chattem, Inc.                5,105(*)

                                                       16,887        PHARMACEUTICALS (2.5%)
                                                                              337,000       K-V Pharmaceutical           9,503(*)
HEALTH CARE EQUIPMENT & SUPPLIES (5.1%)
          70,600       Haemonetics Corp.                4,096(*)     ROAD & RAIL (2.2%)
          57,500       ICU Medical                      2,134(*)              209,193       Heartland Express            3,039
         274,600       STERIS Corp.                     7,678                 137,600       Landstar System              5,474
         231,267       Young Innovations                5,377
                                                                                                                         8,513
                                                       19,285
                                                                     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
HEALTH CARE PROVIDERS & SERVICES (4.1%)                                        98,800       Cabot Microelectronics       3,695(*)(E)
          88,000       Landauer, Inc.                   4,419
          91,700       LCA-Vision                       1,491        SPECIALTY RETAIL (1.9%)
                                                                              148,700       Hibbett Sports               3,185(*)(E)

See Notes to Schedule of Investments

                                                               NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS Fasciano Fund cont'd
--------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                         MARKET VALUE(+)
                                                         ($000'S OMITTED)

         193,833       Monro Muffler Brake                     4,084
                                                               7,269
TRADING COMPANIES & DISTRIBUTORS (3.9%)
         119,600       H&E Equipment Services                  2,065(*)
         319,700       Houston Wire & Cable                    4,735(E)
         340,700       Interline Brands                        8,153(*)(E)
                                                              14,953

TOTAL COMMON STOCKS                                          375,407
(COST $280,667)

SHORT-TERM INVESTMENTS (13.2%)
       3,800,692       Neuberger Berman Prime
                        Money Fund Trust Class                3,801(@)
      46,356,284       Neuberger Berman Securities
                        Lending Quality Fund, LLC            46,356(++)

TOTAL SHORT-TERM INVESTMENTS                                 50,157(#)
(COST $50,157)

TOTAL INVESTMENTS (112.1%)                                  425,564(##)
(COST $330,824)

Liabilities, less cash, receivables and other
   assets [(12.1%)]                                         (45,813)

TOTAL NET ASSETS (100.0%)                                $  379,751


See Notes to Schedule of Investments

                                                                                                              NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Focus Fund
----------------------------------


NUMBER OF SHARES                           MARKET VALUE(+)         NUMBER OF SHARES                              MARKET VALUE(+)
                                          ($000'S OMITTED)                                                      ($000'S OMITTED)
                                                                       350,000   News Corp. Class B                  7,588(E)

COMMON STOCKS (98.2%)                                                                                               48,682
                                                                   OIL, GAS & CONSUMABLE FUELS (9.2%)
AUTO COMPONENTS (1.8%)                                                 700,000   Canadian Natural Resources         45,829(E)
   396,066   WABCO Holdings                    18,599                  725,000   Occidental Petroleum               50,583(E)

BEVERAGES (3.2%)                                                                                                    96,412
   440,000   PepsiCo, Inc.                     33,959
                                                                   PERSONAL PRODUCTS (0.9%)
BUILDING PRODUCTS (2.3%)                                               330,000   NBTY, Inc.                          9,857(*)(E)
   650,000   Trane, Inc.                       23,862
                                                                   PHARMACEUTICALS (4.4%)
CAPITAL MARKETS (2.5%)                                                 825,000   Novartis AG ADR                    46,629
   325,000   State Street                      25,964
                                                                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.1%)
COMMUNICATIONS EQUIPMENT (11.7%)                                     1,325,000   Intel Corp.                        34,556(E)
   775,000   Cisco Systems                     21,715(*)(E)            585,000   International Rectifier            19,024(*)(E)
   650,000   Corning Inc.                      15,789
   750,000   Motorola, Inc.                    11,978(E)                                                            53,580
 1,870,000   Nokia Corp. ADR                   73,547(E)
                                                                   SOFTWARE (11.6%)
                                              123,029                1,350,000   Amdocs Ltd.                        44,671(*)(E)
                                                                       710,000   Citrix Systems                     26,256(*)(E)
COMPUTERS & PERIPHERALS (3.0%)                                       1,525,000   Microsoft Corp.                    51,240(E)
   300,000   IBM                               31,554(E)
                                                                                                                   122,167
CONSUMER FINANCE (1.6%)
   325,000   Capital One Financial             17,326(E)           SPECIALTY RETAIL (4.0%)
                                                                     1,425,000   TJX Cos.                           41,810(E)
DIVERSIFIED FINANCIAL SERVICES (3.6%)
   730,000   Citigroup Inc.                    24,309(E)           TOTAL COMMON STOCKS                           1,030,937
   300,000   J.P. Morgan Chase                 13,686              (COST $808,284)

                                               37,995              SHORT-TERM INVESTMENTS (35.4%)
                                                                    19,501,379   Neuberger Berman Prime Money
ELECTRIC UTILITES (1.0%)                                                          Fund Trust Class                  19,501(@)
   135,000   Exelon Corp.                      10,945(E)           352,514,358   Neuberger Berman Securities
                                                                                  Lending Quality Fund, LLC        352,514(++)
ELECTRICAL EQUIPMENT (4.8%)
   735,000   Rockwell Automation               49,899(E)           TOTAL SHORT-TERM INVESTMENTS                    372,015(#)
                                                                   (COST $372,015)
ENERGY EQUIPMENT & SERVICES (3.9%)
   595,900   Dresser-Rand Group                21,214(*)           TOTAL INVESTMENTS (133.6%)                    1,402,952(##)
   530,000   Halliburton Co.                   19,403(E)           (COST $1,180,299)

                                               40,617              Liabilities, less cash, receivables and
                                                                    other assets [(33.6%)]                        (352,488)
FINANCIAL SERVICES (1.7%)
   500,000   Freddie Mac                       17,535              TOTAL NET ASSETS (100.0%)                   $ 1,050,464

HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
   675,000   Covidien Ltd.                     27,074(E)

HOUSEHOLD PRODUCTS (1.5%)
   220,000   Procter & Gamble                  16,280(E)

INSURANCE (5.1%)
   345,000   Lincoln National                  21,242(E)
   485,000   MetLife, Inc.                     31,811(E)

                                               53,053

LIFE SCIENCE TOOLS & SERVICES (6.0%)
 1,085,000   Thermo Fisher Scientific          62,539(*)(E)

MACHINERY (2.1%)
   300,000   Caterpillar Inc.                  21,570(E)

MEDIA (4.6%)
   550,000   Comcast Corp. Class A Special     11,116(*)(E)
   500,000   EchoStar Communications           21,550(*)(E)
   400,000   News Corp. Class A                 8,428(E)



See Notes to Schedule of Investments

                                                                                                                  NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Genesis Fund
------------------------------------
(UNAUDITED)

NUMBER OF SHARES                           MARKET VALUE(+)         NUMBER OF SHARES                               MARKET VALUE(+)
                                          ($000's omitted)                                                       ($000's omitted)
COMMON STOCKS (95.7%)                                                 1,792,125  Rofin-Sinar Technologies           163,155(*)(^)
                                                                      2,486,360  Trimble Navigation                  92,169(*)
AEROSPACE & DEFENSE (3.6%)
   1,919,162  Alliant Techsystems            224,216(*)(^)                                                          294,007
   2,117,300  Curtiss-Wright                 114,207
     717,439  DRS Technologies                42,480               ENERGY EQUIPMENT & SERVICES (4.0%)
   1,502,600  MTC Technologies                24,567(*)(^)            2,031,200  CARBO Ceramics                      80,639(^)
                                                                        150,000  Flint Energy Services                2,948(n)
                                             405,470                  4,892,800  ION Geophysical                     75,496(*)(^)
                                                                      2,063,228  NATCO Group                         98,086(*)(^)
AIR FREIGHT & LOGISTICS (1.0%)                                        1,315,878  National Oilwell Varco              89,677(*)
   1,935,400  Forward Air                     62,649(^)               1,272,800  Oceaneering International           81,217(*)
   1,843,900  Hub Group Class A               48,089(*)               1,213,765  Pason Systems                       14,420
                                                                        235,876  Unit Corp.                          10,548(*)
                                             110,738
                                                                                                                    453,031
AUTO COMPONENTS (1.0%)
   1,748,700  Drew Industries                 47,774(*)(^)
   3,629,914  Gentex Corp.                    71,945               FOOD & STAPLES RETAILING (0.6%)
                                                                      1,842,702  Ruddick Corp.                       65,950
                                             119,719
                                                                   FOOD PRODUCTS (0.3%)
BUILDING PRODUCTS (0.7%)                                              1,194,716  J & J  Snack Foods                  38,685(^)
   2,958,700  Simpson Manufacturing           78,731(^)
                                                                   GAS UTILITIES (0.2%)
CAPITAL MARKETS (0.6%)                                                  383,600  New Jersey Resources                19,353
   1,495,900  Eaton Vance                     65,461
                                                                   HEALTH CARE EQUIPMENT & SUPPLIES (10.5%)
CHEMICALS (0.3%)                                                         28,800  Abaxis, Inc.                           955(*)
   1,003,539  Flotek Industries               36,990(*)(^)            8,743,365  American Medical Systems
                                                                                  Holdings                          119,522(*)(^)
COMMERCIAL BANKS (4.2%)                                               2,192,800  DENTSPLY International              93,808
   1,646,700  Bank of Hawaii                  85,744                  2,067,500  Haemonetics Corp.                  119,936(*)(^)
   1,550,219  Bank of the Ozarks              45,096(^)                 619,069  Hologic, Inc.                       41,100(*)
   1,130,794  BOK Financial                   61,900                  1,461,500  ICU Medical                         54,251(*)(^)
   1,543,400  Cullen/Frost Bankers            81,198                  3,123,562  IDEXX Laboratories                 188,976(*)(^)
   1,190,100  East West Bancorp               32,073                  2,028,891  Immucor, Inc.                       67,298(*)
   1,492,408  Glacier Bancorp                 29,714                  1,674,602  Integra LifeSciences Holdings       69,412(*)(^)
     405,200  Signature Bank                  15,012(*)               2,111,600  Mentor Corp.                        79,375(^)
   1,393,800  UCBH Holdings                   22,412                  3,574,756  Respironics, Inc.                  176,093(*)
   2,240,481  Westamerica Bancorp            105,325(^)               1,510,326  Sirona Dental Systems               40,869(*)
                                                                      1,845,030  Surmodics, Inc.                     95,277(*)(^)
                                             478,474                  1,851,294  Wright Medical Group                49,948(*)(^)

COMMERCIAL SERVICES & SUPPLIES (5.2%)                                                                             1,196,820
   3,661,931  Copart, Inc.                   136,810(*)
     257,553  Exponent, Inc.                   7,173(*)            HEALTH CARE PROVIDERS & SERVICES (4.0%)
   3,236,754  Healthcare Services Group       70,885(^)               2,054,934  AmSurg Corp.                        53,141(*)(^)
     949,051  Layne Christensen               54,048(*)(^)            2,960,140  Henry Schein                       175,092(*)
     983,694  Mine Safety Appliances          48,211                    823,568  MWI Veterinary Supply               34,656(*)(^)
   1,892,900  Ritchie Bros. Auctioneers      140,264(^)               3,549,100  Patterson Companies                114,210(*)
     998,247  Rollins, Inc.                   29,388                  1,824,694  VCA Antech                          74,867(*)
   2,113,228  United Stationers              107,056(*)(^)
                                                                                                                    451,966
                                             593,835
                                                                   HOTELS, RESTAURANTS & LEISURE (0.5%)
                                                                      1,026,900  IHOP Corp.                          52,105(^)
CONTAINERS & PACKAGING (2.4%)
   6,386,800  AptarGroup Inc.                269,587(^)            HOUSEHOLD PRODUCTS (3.0%)
                                                                      6,136,918  Church & Dwight                    344,404(^)
DIVERSIFIED CONSUMER SERVICES (2.0%)
   3,745,600  Matthews International         165,331(^)            INDUSTRIAL CONGLOMERATES (0.4%)
     368,211  Strayer Education               66,594                  1,200,252  Raven Industries                    41,685(^)

                                             231,925               INSURANCE (1.6%)
                                                                      1,381,900  Arthur J. Gallagher                 36,316
ELECTRICAL EQUIPMENT (1.5%)                                           3,851,455  Brown & Brown                       94,746
   4,154,600  Brady Corp.                    166,309(^)                 282,237  Erie Indemnity                      14,603

Electronic Equipment & Instruments (2.6%)
     774,900  NovAtel Inc.                    38,683(*)(^)


See Notes to Schedule of Investments

                                                                                                                  NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Genesis Fund cont'd
-------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                             MARKET VALUE(+)       NUMBER OF SHARES                              MARKET VALUE(+)
                                            ($000's omitted)                                                    ($000's omitted)
   1,316,200  HCC Insurance Holdings            40,460                2,539,400  Galleon Energy                      37,128(*)
                                                                      2,291,100  Highpine Oil & Gas                  19,017(*)
                                               186,125                1,300,435  Hugoton Royalty Trust               29,910
                                                                      2,976,641  Parallel Petroleum                  57,003(*)(^)
IT SERVICES (2.2%)                                                    6,345,300  Pearl Exploration and Production    14,595(*)
   1,271,800  CACI International                57,727(*)             3,224,700  Petrobank Energy and Production    162,372(*)
   2,252,700  ManTech International             87,157(*)(^)          2,596,030  Petrohawk Energy                    42,315(*)
     374,999  NCI, Inc. Class A                  6,787(*)(^)          1,561,650  Quicksilver Resources               79,020(*)
   1,487,700  RightNow Technologies             27,002(*)             2,141,600  Southwestern Energy                106,587(*)
     724,000  SI International                  18,795(*)(^)          2,610,100  St. Mary Land & Exploration        102,577
   2,012,025  SRA International                 55,009(*)             9,875,000  UTS Energy                          52,636(*)
                                                                      1,217,300  XTO Energy                          75,253
                                               252,477
                                                                                                                  1,701,199
LIFE SCIENCE TOOLS & SERVICES (4.7%)
   1,121,600  Charles River Laboratories        71,255(*)          PERSONAL PRODUCTS (1.2%)
               International                   183,556(*)(^)          5,576,950  Alberto-Culver Co.                 142,547(^)
   2,173,032  Dionex Corp.                      74,268(*)
   1,252,200  ICON PLC                                             PHARMACEUTICALS (0.8%)
   4,854,600  Pharmaceutical Product           205,544                3,109,847  K-V Pharmaceutical                  87,698(*)(^)
               Development
                                               534,623             ROAD & RAIL (0.1%)
                                                                        476,100  Heartland Express                    6,918

MACHINERY (9.2%)                                                   SOFTWARE (3.5%)
   1,430,000  A.S.V., Inc.                      16,674(*)(^)          2,515,574  Blackbaud, Inc.                     71,593(^)
   2,214,550  Bucyrus International            194,238(^)               766,200  FactSet Research Systems            48,025
   1,404,700  Chart Industries                  39,051(*)(^)          2,500,237  Fair Isaac                          92,409
   5,600,022  CLARCOR Inc.                     199,417(^)             2,486,771  MICROS Systems                     179,396(*)(^)
   2,801,700  Donaldson Co.                    131,063                  279,606  Solera Holdings, Inc.                6,434(*)
     997,700  Graco Inc.                        37,154
   3,126,000  Joy Global                       181,308                                                              397,857
   1,475,793  Nordson Corp.                     77,922
   1,097,900  Toro Co                           61,098             SPECIALTY RETAIL (1.8%)
     611,004  Valmont Industries                47,958                2,067,649  Big 5 Sporting Goods                33,971(^)
   1,624,700  Wabtec Corp.                      55,142                  825,900  Buckle, Inc.                        29,163
                                                                      1,985,300  Hibbett Sports                      42,525(*)(^)
                                             1,041,025                1,214,034  Lithia Motors                       18,939(^)
                                                                      5,964,284  Sally Beauty Holdings               54,335(*)
MEDIA (1.3%)                                                            672,600  Tractor Supply                      27,590(*)
   1,984,567  Arbitron Inc.                     79,085(^)
     149,100  Harte-Hanks                        2,505                                                              206,523
   2,184,400  Interactive Data                  68,219
                                                                   THRIFTS & MORTGAGE FINANCE (0.4%)
                                               149,809                1,829,754  Brookline Bancorp                   18,755
                                                                        657,200  Flushing Financial                  10,554
METALS & MINING (2.0%)                                                1,245,500  Oritani Financial                   16,067(*)
   3,615,300  Compass Minerals International   132,754(^)
   3,164,500  Gammon Gold                       23,417(*)                                                            45,376
   3,590,630  Ivanhoe Mines                     40,431(*)
   3,662,200  NovaGold Resources                35,999(*)          TRADING COMPANIES & DISTRIBUTORS (1.1%)
                                                                      1,748,702  Houston Wire & Cable                25,898(^)
                                               232,601                  580,500  MSC Industrial Direct               25,089
                                                                      2,595,500  UAP Holding                         77,632
MULTI-UTILITIES (0.8%)
   1,460,517  NSTAR                             51,118                                                               128,619
   1,889,200  PNM Resources                     41,902
                                                                   TOTAL COMMON STOCKS
                                                93,020             (COST $6,821,035)                             10,878,721

OFFICE ELECTRONICS (1.4%)                                          SHORT-TERM INVESTMENTS (4.4%)
   4,072,047  Zebra Technologies               157,059(*)(^)        503,985,482  Neuberger Berman Prime Money
                                                                                  Fund Trust Class
OIL, GAS & CONSUMABLE FUELS (15.0%)                                               (COST $503,985)                   503,985(#)(@)
   2,915,028  Arena Resources                  109,576(*)(^)
   1,674,200  Berry Petroleum Class A           69,245
   3,209,000  Cabot Oil & Gas                  110,454
   1,628,227  Carrizo Oil & Gas                 78,888(*)(^)
   5,752,200  Denbury Resources                306,707(*)
   2,914,900  Encore Acquisition                94,880(*)(^)
   1,864,972  EXCO Resources                    26,072(*)
   2,794,100  Foundation Coal Holdings         126,964(^)




See Notes to Schedule of Investments

                                               NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Genesis Fund cont'd
-------------------------------------------
(UNAUDITED)

                                                 MARKET VALUE(+)
                                                ($000's omitted)

TOTAL INVESTMENTS (100.1%)
(COST $7,325,020)                                 11,382,706(##)

Liabilities, less cash, receivables and
  other assets [(0.1%)]                              (13,102)

TOTAL NET ASSETS (100.0%)                     $   11,369,604




See Notes to Schedule of Investments

                                                               NOVEMBER 30, 2007




SCHEDULE OF INVESTMENTS Neuberger Berman Global Real Estate Fund
----------------------------------------------------------------
(UNAUDITED)


SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY

                                      MARKET VALUE(+)           PERCENTAGE OF
INDUSTRY                            (000'S OMITTED)              NET ASSETS
Diversified                           $       3,294                  33.9%
Office                                        2,157                  22.2%
Retail                                        1,126                  11.6%
Apartments                                      746                   7.7%
Industrial                                      714                   7.3%
Health Care                                     461                   4.7%
Regional Malls                                  342                   3.5%
Self Storage                                    336                   3.5%
Heavy Industry                                  190                   1.9%
Office - Industrial                             156                   1.6%
Commercial Services & Supplies                  116                   1.2%
Commercial Banks                                 57                   0.6%
Other Assets-Net                                 33                   0.3%


                                      $       9,728                 100.0%







See Notes to Schedule of Investments

                                                                                                                  NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Neuberger Berman Global Real Estate Fund
----------------------------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                              MARKET VALUE(+)      NUMBER OF SHARES                                 MARKET VALUE(+)
                                             ($000'S OMITTED)                                                     ($000'S OMITTED)
COMMON STOCKS (99.7%)                                              PHILIPPINES (1.6%)
                                                                      4,500,000  Filinvest Land, Inc.                   156(*)
AUSTRALIA (7.8%)
      73,360  Centro Retail Group                   91             SINGAPORE (4.3%)
      45,000  ING Industrial Fund                  106                  174,000  Cambridge Industrial Trust              82
     150,000  Macquarie DDR Trust                  140                  126,000  Macquarie MEAG Prime REIT               90
     126,000  Macquarie Office Trust               170                  184,000  Parkway Life Real Estate
      32,000  Stockland                            255                             Investment Trust                     144(*)
                                                                         96,000  Suntec Real Estate Investment
                                                   762                             Trust                                103

AUSTRIA (1.3%)                                                                                                          419
      12,000  Immofinanz AG                        126
                                                                   UNITED KINGDOM (9.3%)
CANADA (6.6%)                                                            14,900  Brixton PLC                             97
       2,200  Boardwalk Real Estate                                      14,000  Great Portland Estates PLC             144
                Investment Trust                    99                   10,200  Land Securities Group PLC              316(*)
       6,400  Brookfield Asset Management                                10,600  Liberty International PLC              248(*)
                Class A                            232                   10,500  Segro PLC                               96
       6,000  Brookfield Properties Corp.          129
       8,000  RioCan Real Estate Investment                                                                             901
                Trust                              181
                                                                   UNITED STATES (35.4%)
                                                   641                    1,600  Alexandria Real Estate
                                                                                   Equities                             157
CAYMAN ISLANDS (1.0%)                                                     1,700  AMB Property                           104
      32,000  Shimao Property Holdings Ltd.         93                      800  AvalonBay Communities                   80
                                                                          1,900  Boston Properties                      187
FINLAND (1.1%)                                                            1,300  Camden Property Trust                   68
      17,800  Citycon OYJ                          105                    3,800  Corrections Corporation of
                                                                                   America                               116(*)
GERMANY (1.9%)                                                            4,000  Crystal River Capital                   57
       5,700  Alstria Office REIT AG                95(*)                 4,100  Digital Realty Trust                   156
       2,200  IVG Immobilien AG                     87                      800  Essex Property Trust                    83
                                                                          1,700  Federal Realty Investment
                                                   182                             Trust                                 141
                                                                          1,800  Forest City Enterprises Class A         90
HONG KONG (13.4%)                                                        11,400  Great Lakes Dredge & Dock              102
      37,000  Hang Lung Group Ltd.                 210                    3,000  HCP, Inc.                              100
      15,000  Henderson Land Development                                  2,200  Health Care REIT                        99
                Co. Ltd.                           132                    3,300  Kimco Realty                           130
     112,000  Midland Holdings Ltd.                166                    3,900  Macquarie Infrastructure               157
      70,000  New World Development Co.                                   4,100  Plum Creek Timber Company              190
                LTD.                               265                    3,500  ProLogis                               229
     104,000  Shenzhen Investment Ltd.              79                    3,100  Public Storage                         240
      22,000  Sun Hung Kai Properties Ltd.         456                    2,000  Simon Property Group                   197
                                                                            900  SL Green Realty                         93
                                                 1,308                    2,200  Sovran Self Storage                     96
                                                                          2,700  Taubman Centers                        145
ITALY (2.0%)                                                              6,000  Ventas, Inc.                           262
      82,000  Beni Stabili Spa                     103                    1,800  Vornado Realty Trust                   162
      15,500  Risanamento Spa                       95(*)
                                                                                                                      3,441
                                                   198
                                                                   TOTAL COMMON STOCKS
JAPAN (14.0%)                                                      (COST $10,065)                                     9,695
         133  Kenedix, Inc.                        250
          20  MID REIT, Inc.                        87             SHORT-TERM INVESTMENTS (2.3%)
      12,000  Mitsubishi Estate Co. Ltd.           321                  225,591  Neuberger Berman Prime Money
          47  Nippon Commercial Investment                                         Fund Trust Class (COST $226)         226(#)(@)
                Corp.                              198
          69  NTT Urban Development Corp.          138
          37  re-plus Residential
                Investment, Inc.                   128
       8,000  Sumitomo Realty & Development
                Co. Ltd.                           241

                                                 1,363

See Notes to Schedule of Investments

                                                              NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS Neuberger Berman Global Real Estate Fund cont'd
-----------------------------------------------------------------------
(UNAUDITED)


TOTAL INVESTMENTS (102.0%)
(COST $10,291)                                   9,921(##)

Liabilities, less cash, receivables and
  other assets [(2.0%)]                           (193)

TOTAL NET ASSETS (100.0%)                   $    9,728




See Notes to Schedule of Investments

                                                                                                             NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Guardian Fund
-------------------------------------
(UNAUDITED)

NUMBER OF SHARES                           MARKET VALUE(+)       NUMBER OF SHARES                              MARKET VALUE(+)
                                          ($000'S OMITTED)                                                    ($000'S OMITTED)

COMMON STOCKS (95.3%)                                                486,200   BP PLC ADR                           35,366(E)
                                                                     213,850   Cimarex Energy                        8,261
AUTO COMPONENTS (2.0%)                                               849,900   Newfield Exploration                 42,368(*)
    324,068   BorgWarner, Inc.                 31,308
                                                                                                                   142,828
AUTOMOBILES (1.7%)
    240,500   Toyota Motor ADR                 27,092            PHARMACEUTICALS (3.5%)
                                                                     975,200  Novartis AG ADR                       55,118
BIOTECHNOLOGY (1.5%)
    227,800   Genzyme Corp.                    17,069(*)(E)      ROAD & RAIL (2.6%)
    590,000   Medarex, Inc.                     7,493(*)(E)         860,200   Canadian National Railway             42,184

                                               24,562            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.6%)
                                                                   3,441,375   Altera Corp.                         64,629
CAPITAL MARKETS (10.4%)                                            2,294,800   Texas Instruments                    72,447
  1,483,368   Bank of New York Mellon          71,142(E)
  1,528,655   Charles Schwab                   37,162(E)                                                           137,076
    719,225   State Street                     57,459(E)
                                                                 SOFTWARE (3.2%)
                                              165,763              1,764,835   Intuit Inc.                          51,745(*)(E)

COMMERCIAL SERVICES & SUPPLIES (4.1%)                            TOTAL COMMON STOCKS                             1,518,755
    525,575   Republic Services                17,433            (COST $1,094,361)
  1,374,900   Waste Management                 47,187
                                                                 SHORT-TERM INVESTMENTS (16.9%)
                                               64,620             76,482,308   Neuberger Berman Prime Money
                                                                                Fund Trust Class                    76,482(@)
ELECTRONIC EQUIPMENT & INSTRUMENTS (7.2%)                        192,296,161   Neuberger Berman Securities
    729,785   Anixter International            47,071(*)(E)                     Lending Quality Fund, LLC          192,296(++)
  2,007,449   National Instruments             66,989
                                                                 TOTAL SHORT-TERM INVESTMENTS                      268,778(#)
                                              114,060            (COST $268,778)

ENERGY EQUIPMENT & SERVICES (0.7%)                               TOTAL INVESTMENTS (112.2%)                      1,787,533(##)
    125,200   Schlumberger Ltd.                11,700(E)         (COST $1,363,139)
                                                                 Liabilities, less cash, receivables and
HEALTH CARE PROVIDERS & SERVICES (4.7%)                           other assets [(12.2%)]                          (194,338)
  1,373,000   UnitedHealth Group               75,515
                                                                 TOTAL NET ASSETS (100.0%)                   $   1,593,195
INDUSTRIAL CONGLOMERATES (3.2%)
    621,500   3M Co.                           51,746(E)

INSURANCE (5.5%)
  1,404,650   Progressive Corp.                25,846
  1,546,450   Willis Group Holdings            61,765

                                               87,611

IT SERVICES (2.7%)
  1,291,665   Euronet Worldwide                42,315(*)(E)

LIFE SCIENCE TOOLS & SUPPLIES (2.2%)
    420,395   Millipore Corp.                  34,422(*)

MACHINERY (4.7%)
    860,950   Danaher Corp.                    74,748

MEDIA (13.6%)
  3,218,900   Comcast Corp. Class A Special    65,054(*)(E)
  1,753,250   E.W. Scripps                     76,179
  1,288,563   Liberty Global Class A           52,341(*)
    620,163   Liberty Global Class C           23,721(*)

                                              217,295

MULTI-UTILITIES (4.2%)
  3,633,532   National Grid                    61,368
     67,218   National Grid ADR                 5,679

                                               67,047

OIL, GAS & CONSUMABLE FUELS (9.0%)
  2,715,500   BG Group PLC                     56,833


See Notes to Schedule of Investments

                                                               NOVEMBER 30, 2007
SCHEDULE OF INVESTMENTS International Fund
------------------------------------------
(UNAUDITED)


SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY

                                             MARKET VALUE(+)     PERCENTAGE OF
INDUSTRY                                   (000'S OMITTED)        NET ASSETS
Oil, Gas & Consumable Fuels                  $     232,861            17.3%
Commercial Banks                                   105,297             7.8%
Auto Components                                     63,571             4.7%
Chemicals                                           55,371             4.1%
Machinery                                           52,593             3.9%
Metals & Mining                                     45,704             3.4%
Energy Equipment & Services                         40,535             3.0%
Insurance                                           39,018             2.9%
Construction Materials                              37,128             2.8%
Wireless Telecommunication Services                 36,850             2.7%
Beverages                                           36,426             2.7%
Media                                               36,124             2.7%
Electrical Equipment & Instruments                  32,421             2.4%
Commercial Services & Supplies                      31,227             2.3%
Computers & Peripherals                             30,852             2.3%
Household Durables                                  29,291             2.2%
Software                                            28,067             2.1%
Hotels, Restaurants & Leisure                       26,695             2.0%
Construction & Engineering                          24,829             1.8%
Index Options                                       22,320             1.7%
Banks                                               22,223             1.7%
Leisure Products                                    21,687             1.6%
Trading Companies & Distributors                    18,831             1.4%
Communications Equipment                            16,530             1.2%
Thrifts & Mortgage Finance                          15,040             1.1%
Diversified Telecommunication                       14,928             1.1%
Building Products                                   14,839             1.1%
Health Care Equipment & Supplies                    14,638             1.1%
Life Science Tools & Services                       11,974             0.9%
Food & Staples Retailing                            10,487             0.8%
Electrical Equipment                                10,064             0.8%
Internet Software & Services                         8,553             0.6%
Personal Products                                    7,874             0.6%
Aerospace & Defense                                  7,324             0.5%
IT Services                                          7,137             0.5%
Integrated Telecommunications Services               6,759             0.5%
Healthcare Providers & Services                      6,720             0.5%
Road & Rail                                          6,639             0.5%
Pharmaceuticals                                      6,008             0.4%
Real Estate                                          5,294             0.4%
Semiconductors & Semiconductor Equipment             4,788             0.4%
Food Products                                        4,566             0.3%
Specialty Retail                                     3,336             0.3%
Technology                                             205             0.0%
Industrial Conglomerates                                72             0.0%
Diversified Financial Services                           3             0.0%
Packing & Containers                                    --             0.0%
Other Assets-Net                                    92,603             6.9%


                                             $   1,346,302           100.0%




See Notes to Schedule of Investments

                                                                                                                   NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS International Fund
------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                MARKET VALUE(+)         NUMBER OF SHARES                          MARKET VALUE(+)
                                                ($000'S OMITTED)                                                  ($000'S OMITTED)
COMMON STOCKS (88.9%)                                                        115,626  Wacker Chemie AG                  32,184
                                                                             239,529  Wincor Nixdorf AG                 20,612
ARGENTINA (0.9%)
     270,515  Tenaris SA ADR                        12,763                                                             157,269

AUSTRALIA (2.2%)                                                        GREECE (0.5%)
   2,692,784  Paladin Resources                     16,171(*)(E)             144,004  Titan Cement                       6,430
     301,861  Woodside Petroleum                    12,927(E)
                                                                        HONG KONG (0.8%)
                                                    29,098                16,140,000  TPV Technology                    10,240

AUSTRIA (0.9%)                                                          IRELAND (6.7%)
      20,900  Wiener Staedtische Versicher AG        1,559                   444,522  Allied Irish Banks                 9,951
      252,076 Zumtobel AG                           10,064                 1,098,083  Anglo Irish Bank                  18,554
                                                                             813,944  CRH PLC                           30,698
                                                    11,623                   381,345  DCC PLC                            9,988
                                                                           3,255,539  Dragon Oil PLC                    21,485(*)
BELGIUM (5.5%)
      47,400  Colruyt SA                            10,487                                                              90,676
     344,251  Euronav SA                            11,336
     462,577  Fortis                                12,391              ITALY (1.8%)
     192,640  Fortis VVPR Strip                          3(*)              1,005,645  Marazzi Group                     11,373
     120,678  ICOS Vision Systems NV                 4,788(*)              1,777,065  Milano Assicurazioni              13,057
     334,927  InBev NV                              29,335
     720,020  Option NV                              6,141(*)(E)                                                        24,430

                                                    74,481              JAPAN (13.2%)
                                                                             364,300  Aica Kogyo                         3,466
BRAZIL (2.7%)                                                                637,600  Bosch Corp.                        3,242
     756,932  Natura Cosmeticos SA                   7,874                   694,000  CHIYODA Corp.                      8,981
     301,691  Petroleo Brasileiro ADR               29,053                   883,400  F.C.C. Co.                        16,219(E)
                                                                             895,000  Heiwa Corp.                        7,571
                                                    36,927                   133,000  Hogy Medical Co.                   6,033
                                                                             146,000  IBIDEN Co., Ltd.                  11,471
CANADA (10.4%)                                                               542,200  Kaga Electronics Co., Ltd.         8,012(E)
     585,525  Addax Petroleum                       25,243(E)                299,800  Mars Engineering                   3,969(E)
     380,685  Canadian Natural Resources            24,715(E)                338,300  Maruichi Steel Tube               10,260(E)
     232,055  Corus Entertainment Inc., B                                    361,500  Nihon Kohden Corp.                 8,605(E)
              Shares                                11,499                 1,960,500  Nissan Motor                      22,320
   2,170,185  First Calgary Petroleums Ltd.          5,100(*)(E)               4,770  Pasona, Inc.                       5,538
     629,270  MacDonald Dettwiler                   28,067(*)                225,500  Sankyo Co.                        10,147
     240,005  Stantec, Inc.                          8,101(*)              2,674,000  Sumitomo Metal Industries         11,744
     254,291  Suncor Energy                         24,314E                  959,600  Takuma Co.                         4,258(E)
     731,445  Talisman Energy                       12,911                   216,900  TENMA Corp.                        3,830
                                                                             472,600  TOPCON Corp.                       5,865(E)
                                                   139,950                 2,400,500  Toray Industries                  19,357
                                                                             248,700  Yamaha Motor                       6,759
FRANCE (7.5%)
     183,755  Alten                                  7,137(*)                                                          177,647
      92,193  BNP Paribas                           10,406
     393,368  Ipsos                                 13,092(E)           KOREA (2.4%)
     163,525  Kaufman & Broad SA                     8,851                   359,430  Daegu Bank                         5,658
      32,025  Pernod Ricard SA                       7,091                    89,480  Hyundai Mobis                      8,373
     373,025  Rexel SA                               7,695(*)                281,790  KT Corp.                          14,928
     209,355  Total SA ADR                          16,941                    14,012  SK Telecom                         3,765
     107,438  Vallourec SA                          30,381
                                                                                                                        32,724
                                                   101,594
                                                                        NETHERLANDS (1.7%)
GERMANY (11.7%)                                                              423,880  Aalberts Industries NV             8,886
     716,118  C.A.T. Oil AG                         15,861(*)                209,358  OPG Groep NV                       6,720
     145,015  Continental AG                        18,862                   588,412  Wavin NV                           7,747(E)
     221,210  Gerresheimer AG                       11,974(*)
     390,491  Hypo Real Estate Holding AG           20,697                                                              23,353
     232,360  Kloeckner & Co. AG                    11,136
     319,530  Leoni AG                              16,875
     109,885  Pfeiffer Vacuum Technology AG          9,068

See Notes to Schedule of Investments


                                                                                                                   NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS International Fund cont'd
-------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                MARKET VALUE(+)         NUMBER OF SHARES                          MARKET VALUE(+)
                                                ($000'S OMITTED)                                                  ($000'S OMITTED)
NORWAY (2.4%)                                                           RIGHTS (0.0%)
   1,262,210  DnB NOR ASA                           19,774
     694,740  Prosafe ASA                           11,911              FRANCE (0.0%)
                                                                             196,631  Groupe Steria SCA (COST $--)           --(*)
                                                    31,685
                                                                        TOTAL INVESTMENTS (105.5%)
SPAIN (0.4%)                                                            (COST $1,235,715)                            1,419,787(##)
     183,040  Renta Corp. Real Estate SA             5,294(E)
                                                                        Liabilities, less cash, receivables and
SWEDEN (0.2%)                                                             other assets [(5.5%)]                        (73,485)
     358,275  Nobia AB                               3,336(E)
                                                                        TOTAL NET ASSETS (100.0%)                 $  1,346,302
SWITZERLAND (1.7%)
     178,704  Advanced Digital Broadcast             5,341(*)
     229,534  Swiss Re                              17,014

                                                    22,355

UNITED KINGDOM (15.3%)
   1,163,852  Amlin PLC                              7,388
     745,977  Barclays PLC                           8,634
     693,999  Barratt Developments                   6,638
     254,651  Burren Energy                          6,539
     166,303  Chemring Group PLC                     7,324
   1,117,165  Experian Group Ltd.                    9,761
     226,886  GlaxoSmithKline PLC                    6,008
   1,264,830  Informa PLC                           11,533
     587,100  Laird Group PLC                        7,073
   2,108,207  Lloyds TSB Group PLC                  21,455
     433,170  Northgate PLC                          6,639
     698,335  Paragon Group Cos. PLC                 2,014(E)
   1,110,395  Premier Foods PLC                      4,566
     895,271  Punch Taverns PLC                     15,111
   1,159,335  Raymarine PLC                          5,077
   1,174,131  Redrow PLC                             8,461
     968,372  RPS Group                              6,012
   1,688,700  Sepura Ltd.                            5,312(*)
   1,102,956  Tullow Oil PLC                        15,215
   8,832,520  Vodafone Group                        33,085
   1,088,810  William Hill                          11,584

                                                   205,429

TOTAL COMMON STOCKS
(COST $1,047,147)                                1,197,304

PREFERRED STOCKS (4.2%)

BRAZIL (3.2%)
     819,207  Companhia Vale do Rio Doce
              ADR                                   23,700(E)
     309,985  Ultrapar Participacoes                10,911
       5,780  Ultrapar Participacoes ADR               205
   1,216,866  Universo Online SA                     8,553(*)

                                                    43,369

GERMANY (1.0%)
       5,929  Porsche AG                            13,026

TOTAL PREFERRED STOCKS
(COST $22,480)                                      56,395

SHORT-TERM INVESTMENTS (12.4%)
  34,566,137  Neuberger Berman Prime Money
              Fund Trust Class                      34,566(@)
 131,521,527  Neuberger Berman Securities
              Lending Quality Fund, LLC            131,522(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $166,088)                                    166,088(#)

See Notes to Schedule of Investments

                                                               NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS International Institutional Fund
--------------------------------------------------------
(UNAUDITED)

 SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY

                                                 MARKET VALUE(+)   PERCENTAGE OF
 INDUSTRY                                        (000'S OMITTED)      NET ASSETS
 Oil, Gas & Consumable Fuels                         $   98,616           17.4%
 Commercial Banks                                        49,298            8.7%
 Auto Components                                         26,874            4.7%
 Chemicals                                               23,628            4.2%
 Machinery                                               22,291            3.9%
 Metals & Mining                                         19,396            3.4%
 Energy Equipment & Services                             17,146            3.0%
 Insurance                                               16,575            2.9%
 Construction Materials                                  15,874            2.8%
 Beverages                                               15,543            2.7%
 Media                                                   15,360            2.7%
 Index Options                                           15,169            2.7%
 Wireless Telecommunication Services                     13,784            2.4%
 Electrical Equipment & Instruments                      13,706            2.4%
 Computers & Peripherals                                 13,042            2.3%
 Household Durables                                      12,229            2.2%
 Software                                                12,021            2.1%
 Hotels, Restaurants & Leisure                           11,433            2.0%
 Construction & Engineering                              10,626            1.9%
 Building Products                                       10,548            1.9%
 Leisure Products                                         9,181            1.6%
 Commercial Services & Supplies                           9,156            1.6%
 Trading Companies & Distributors                         7,823            1.4%
 Communications Equipment                                 6,804            1.2%
 Diversified Telecommunication                            6,345            1.1%
 Health Care Equipment & Supplies                         6,270            1.1%
 Banks                                                    5,161            0.9%
 Life Science Tools & Services                            5,110            0.9%
 Food & Staples Retailing                                 4,381            0.8%
 Electrical Equipment                                     4,314            0.8%
 Internet Software & Services                             3,663            0.7%
 Personal Products                                        3,372            0.6%
 Aerospace & Defense                                      3,073            0.5%
 IT Services                                              3,018            0.5%
 Integrated Telecommunications Services                   2,895            0.5%
 Healthcare Providers & Services                          2,878            0.5%
 Road & Rail                                              2,844            0.5%
 Pharmaceuticals                                          2,570            0.5%
 Real Estate                                              2,267            0.4%
 Semiconductors & Semiconductor Equipment                 2,012            0.4%
 Food Products                                            1,956            0.4%
 Specialty Retail                                         1,429            0.3%
 Thrifts & Mortgage Finance                                 862            0.2%
 Industrial Conglomerates                                    28            0.0%
 Diversified Financial Services                               1            0.0%
 Food Marketing                                               -            0.0%
 Other Assets-Net                                        35,979            6.3%


                                                     $  566,551          100.0%





See Notes to Schedule of Investments

                                                                                                                   NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS International Institutional Fund
--------------------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                                MARKET VALUE(+)          NUMBER OF SHARES                           MARKET VALUE(+)
                                                ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (89.4%)                                                          49,181  Wacker Chemie AG                   13,689
                                                                              102,565  Wincor Nixdorf AG                   8,826
ARGENTINA (1.0%)
     115,858  Tenaris SA ADR                           5,466                                                              66,756

AUSTRALIA (2.2%)                                                         GREECE (0.5%)
   1,153,265  Paladin Resources                        6,926(*)(E)             61,676  Titan Cement                        2,754
     129,269  Woodside Petroleum                       5,536(E)
                                                                         HONG KONG (0.7%)
                                                      12,462                6,644,375  TPV Technology                      4,216

AUSTRIA (0.9%)                                                           IRELAND (6.8%)
       8,700  Wiener Staedtische Versicher AG            649                  190,122  Allied Irish Banks                  4,305
     108,063  Zumtobel AG                              4,314                  469,140  Anglo Irish Bank                    7,927
                                                                              347,867  CRH PLC                            13,120
                                                       4,963                  161,160  DCC PLC                             4,221
                                                                            1,365,525  Dragon Oil PLC                      9,012(*)
BELGIUM (5.6%)
      19,800  Colruyt SA                               4,381                                                              38,585
     147,666  Euronav SA                               4,863
     192,687  Fortis                                   5,161             ITALY (1.8%)
      77,074  Fortis VVPR Strip                            1(*)               430,713  Marazzi Group                       4,871
      50,717  ICOS Vision Systems NV                   2,012(*)               760,010  Milano Assicurazioni                5,584
     143,447  InBev NV                                12,564
     308,383  Option NV                                2,630(*)(E)                                                        10,455

                                                      31,612             JAPAN (13.3%)
                                                                              156,000  Aica Kogyo                          1,484
BRAZIL (2.7%)                                                                 254,900  Bosch Corp.                         1,296
     324,191  Natura Cosmeticos SA                     3,372                  297,000  CHIYODA Corp.                       3,844
     126,550  Petroleo Brasileiro ADR                 12,187                  378,400  F.C.C. Co.                          6,947
                                                                              383,300  Heiwa Corp.                         3,243
                                                      15,559                   57,000  Hogy Medical Co.                    2,585
                                                                               62,500  IBIDEN Co., Ltd.                    4,910
CANADA (10.5%)                                                                232,200  Kaga Electronics Co., Ltd.          3,431
     242,061  Addax Petroleum                         10,436                  120,205  Mars Engineering                    1,591
     163,048  Canadian Natural Resources              10,586                  144,900  Maruichi Steel Tube                 4,395(E)
      99,774  Corus Entertainment Inc., B                                     154,800  Nihon Kohden Corp.                  3,685
              Shares                                   4,944                  839,700  Nissan Motor                        9,560
     865,700  First Calgary Petroleums Ltd.            2,034(*)(E)              2,044  Pasona, Inc.                        2,373(E)
     269,509  MacDonald Dettwiler                     12,021(*)                96,600  Sankyo Co.                          4,347
     102,795  Stantec, Inc.                            3,469(*)             1,114,000  Sumitomo Metal Industries           4,892
     108,677  Suncor Energy                           10,391(E)               382,000  Takuma Co.                          1,695
     311,345  Talisman Energy                          5,496                   92,911  TENMA Corp.                         1,641
                                                                              194,700  TOPCON Corp.                        2,416(E)
                                                      59,377                1,029,000  Toray Industries                    8,298
                                                                              106,500  Yamaha Motor                        2,895
FRANCE (7.7%)
      77,704  Alten                                    3,018(*)                                                           75,528
      39,209  BNP Paribas                              4,426
     168,475  Ipsos                                    5,607             KOREA (2.2%)
      70,163  Kaufman & Broad SA                       3,798                  153,940  Daegu Bank                          2,423
      13,455  Pernod Ricard SA                         2,979                   38,324  Hyundai Mobis                       3,586
     159,900  Rexel SA                                 3,298(*)               241,983  KT Corp. ADR                        6,345(E)
      89,665  Total SA ADR                             7,256
      46,018  Vallourec SA                            13,013                                                              12,354

                                                      43,395             NETHERLANDS (1.7%)
                                                                              176,500  Aalberts Industries NV              3,700
GERMANY (11.8%)                                                                89,665  OPG Groep NV                        2,878
     307,085  C.A.T. Oil AG                            6,802(*)(E)            251,606  Wavin NV                            3,313
      60,049  Continental AG                           7,811
      94,400  Gerresheimer AG                          5,110(*)                                                            9,891
     167,462  Hypo Real Estate Holding AG              8,876
      94,411  Kloeckner & Co. AG                       4,525             NORWAY (2.4%)
     136,985  Leoni AG                                 7,234                  540,100  DnB NOR ASA                         8,462
      47,060  Pfeiffer Vacuum Technology AG            3,883

See Notes to Schedule of Investments


                                                                                                                   NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS International Institutional Fund cont'd
---------------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                MARKET VALUE(+)         TOTAL INVESTMENTS (104.6%)
                                                ($000'S OMITTED)        (COST $549,470)                                 592,489(##)

     284,540  Prosafe ASA                              4,878            Liabilities, less cash, receivables and
                                                                          other assets [(4.6%)]                         (25,938)
                                                      13,340
                                                                        TOTAL NET ASSETS (100.0%)                   $   566,551
SPAIN (0.4%)
      78,396  Renta Corp. Real Estate SA               2,267(E)

SWEDEN (0.2%)
     153,448  Nobia AB                                 1,429

SWITZERLAND (1.7%)
      76,538  Advanced Digital Broadcast               2,288(*)
      96,882  Swiss Re                                 7,181

                                                       9,469

UNITED KINGDOM (15.3%)
     497,937  Amlin PLC                                3,161
     318,781  Barclays PLC                             3,690
     297,234  Barratt Developments                     2,843
     108,281  Burren Energy                            2,780
      69,791  Chemring Group PLC                       3,073
     477,300  Experian Group Ltd.                      4,170
      97,050  GlaxoSmithKline PLC                      2,570
     527,440  Informa PLC                              4,809
     244,800  Laird Group PLC                          2,949
     902,933  Lloyds TSB Group PLC                     9,189
     185,525  Northgate PLC                            2,844
     299,090  Paragon Group Cos. PLC                     862(E)
     475,575  Premier Foods PLC                        1,956
     383,441  Punch Taverns PLC                        6,472
     487,217  Raymarine PLC                            2,134
     457,986  Redrow PLC                               3,300
     420,903  RPS Group                                2,613
     648,400  Sepura Ltd.                              2,040(*)
     457,749  Tullow Oil PLC                           6,315
   3,679,843  Vodafone Group                          13,784
     466,330  William Hill                             4,961

                                                      86,515

TOTAL COMMON STOCKS
(COST $475,679)                                      506,393

PREFERRED STOCKS (4.3%)

BRAZIL (3.3%)
     349,420  Companhia Vale do Rio Doce
              ADR                                     10,109
     135,085  Ultrapar Participacoes ADR               4,798(E)
     521,177  Universo Online SA                       3,663(*)

                                                      18,570

GERMANY (1.0%)
       2,553  Porsche AG                               5,609

TOTAL PREFERRED STOCKS
(COST $11,874)                                        24,179

SHORT-TERM INVESTMENTS (10.9%)
  17,544,800  Neuberger Berman Prime Money
              Fund Trust Class                        17,545(@)
  44,372,423  Neuberger Berman Securities
              Lending Quality Fund, LLC               44,372(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $61,917)                                        61,917(#)

RIGHTS (0.0%)

UNITED KINGDOM (0.0%)
      84,216  Groupe Steria SCA  (COST $--)                 --(*)

See Notes to Schedule of Investments

                                            NEUBERGER BERMAN NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS International Large Cap Fund
----------------------------------------------------
(UNAUDITED)


SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY

                                             MARKET VALUE+       PERCENTAGE OF
INDUSTRY                                   (000'S OMITTED)          NET ASSETS
Diversified Banks                            $      19,400              11.2%
Oil & Gas - Exploration & Production                16,418               9.5%
Integrated Oil & Gas                                12,374               7.1%
Steel                                                8,478               4.9%
Construction Materials                               7,718               4.4%
Brewers                                              6,965               4.0%
Automobile Manufacturing                             6,913               4.0%
Wireless Telecommunication Services                  6,372               3.7%
Specialty Chemical                                   5,784               3.3%
Industrial Machinery                                 5,314               3.1%
Pharmaceutical                                       4,890               2.8%
Integrated Telecommunications Services               4,497               2.6%
Coal & Consumable Fuels                              4,124               2.4%
Oil & Gas - Equipment & Services                     3,879               2.2%
Technology - Hardware                                3,450               2.0%
Tire & Rubber                                        3,205               1.9%
Thrifts & Mortgage Finance                           3,057               1.8%
Materials                                            3,024               1.7%
Computer Storage & Peripherals                       2,729               1.6%
Multi - Line Insurance                               2,636               1.5%
Reinsurance                                          2,514               1.5%
Restaurants                                          2,492               1.4%
Other Diversified Financial Services                 2,429               1.4%
Diversified Capital Markets                          2,202               1.3%
Casinos & Gaming                                     2,163               1.2%
Publishing                                           1,770               1.0%
Trading Companies & Distributors                     1,769               1.0%
Leisure Products                                     1,742               1.0%
Consumer Goods & Services                            1,682               1.0%
Construction & Engineering                           1,670               1.0%
Personal Products                                    1,665               1.0%
Commercial Services & Supplies                       1,619               0.9%
Home Builders                                        1,613               0.9%
Banking                                              1,439               0.8%
Consumer Staples                                     1,387               0.8%
Consumer Discretionary                               1,340               0.8%
Advertising                                          1,217               0.7%
Food Retail                                            944               0.5%
Automobiles & Components                               892               0.5%
Broadcasting                                           747               0.4%
Insurance                                              201               0.1%
Financial Technology                                     1               0.0%
Other Assets-Net                                     8,865               5.1%

                                             $     173,590             100.0%






See Notes to Schedule of Investments

                                                                                                                   NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS International Large Cap Fund
----------------------------------------------------
(UNAUDITED)




NUMBER OF SHARES                                   MARKET VALUE(+)  NUMBER OF SHARES                                MARKET VALUE(+)
                                                  ($000'S OMITTED)                                                 ($000'S OMITTED)
COMMON STOCKS (89.8%)
                                                                    ITALY (1.0%)
ARGENTINA (1.5%)                                                         228,965  Milano Assicurazioni                   1,682
      55,130  Tenaris SA ADR                         2,601
                                                                    JAPAN (10.7%)
AUSTRALIA (3.5%)                                                         175,400  Bosch Corp.                              892
      34,953  Australia & New Zealand                                    129,000  CHIYODA Corp.                          1,670
               Banking Group                           869                18,675  IBIDEN Co., Ltd.                       1,467
     429,550  Paladin Resources                      2,580(*)             68,600  Maruichi Steel Tube                    2,081
      59,941  Woodside Petroleum                     2,567               381,180  Nissan Motor                           4,340
                                                                          38,720  Sankyo Co.                             1,742
                                                     6,016               450,000  Sumitomo Metal Industries              1,976
                                                                         375,010  Toray Industries                       3,024
AUSTRIA (0.1%)                                                            49,305  Yamaha Motor                           1,340
       2,700  Wiener Staedtische Versicher AG          201
                                                                                                                        18,532

BELGIUM (5.3%)                                                      KOREA (1.8%)
       7,600  Colruyt SA                             1,682                91,410  Daegu Bank                             1,439
      90,707  Fortis                                 2,429                67,060  KT Corp. ADR                           1,758
      23,964  Fortis VVPR Strip                          1(*)
      57,931  InBev NV                               5,074                                                               3,197

                                                     9,186          MEXICO (1.7%)
                                                                          79,216  Cemex SAB de C.V. ADR                  2,266(*)
BRAZIL (3.4%)                                                             30,900  Grupo Televisa GDS                       747
     160,030  Natura Cosmeticos SA                   1,665
      44,115  Petroleo Brasileiro ADR                4,248                                                               3,013

                                                     5,913          NORWAY (2.8%)
                                                                         227,650  DnB NOR ASA                            3,567
CANADA (11.6%)                                                            74,560  Prosafe ASA                            1,278
      88,495  Addax Petroleum                        3,815
      35,094  Bank of Nova Scotia                    1,855                                                               4,845
      37,240  Cameco Corp.                           1,544
      73,240  Canadian Natural Resources             4,755          SPAIN (1.6%)
      47,939  Suncor Energy                          4,584(E)             81,727  Telefonica SA ADR                      2,739
     199,700  Talisman Energy                        3,533
                                                                    SWITZERLAND (5.9%)
                                                    20,086                80,233  Logitech International SA              2,729(*)
                                                                          50,604  Novartis AG                            2,875
DENMARK (0.8%)                                                            33,919  Swiss Re                               2,514
      35,855  Danske Bank A/S                        1,438                43,597  UBS AG                                 2,202

FRANCE (7.6%)                                                                                                           10,320
      15,951  BNP Paribas                            1,800
       6,265  Pernod Ricard SA                       1,387          UNITED KINGDOM (16.8%)
      33,462  Publicis Groupe                        1,217               150,228  Amlin PLC                                954
      43,840  Total SA ADR                           3,542               133,654  Barclays PLC                           1,547
      18,792  Vallourec SA                           5,314               168,618  Barratt Developments                   1,613
                                                                         185,325  Experian Group Ltd.                    1,619
                                                    13,260                76,077  GlaxoSmithKline PLC                    2,015
                                                                         194,130  Informa PLC                            1,770
GERMANY (8.1%)                                                           399,291  Lloyds TSB Group PLC                   4,063
      24,644  Continental AG                         3,205               147,624  Punch Taverns PLC                      2,492
      57,676  Hypo Real Estate Holding AG            3,057                95,910  Tesco PLC                                944
      20,781  Wacker Chemie AG                       5,784               126,714  Tullow Oil PLC                         1,748
      23,040  Wincor Nixdorf AG                      1,983             1,701,136  Vodafone Group                         6,372
                                                                         203,272  William Hill                           2,163
                                                    14,029               123,891  Wolseley PLC                           1,769

GREECE (0.6%)                                                                                                           29,069
      23,825  Titan Cement                           1,064
                                                                    TOTAL COMMON STOCKS
IRELAND (5.0%)                                                      (COST $151,821)                                    155,840
      76,378  Allied Irish Banks                     1,729
     149,834  Anglo Irish Bank                       2,532
     116,346  CRH PLC                                4,388

                                                     8,649


See Notes to Schedule of Investments

                                                               NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS International Large Cap Fund cont'd
-----------------------------------------------------------
(UNAUDITED)




NUMBER OF SHARES                                   MARKET VALUE(+)
                                                  ($000'S OMITTED)

PREFERRED STOCKS (5.1%)

BRAZIL (3.6%)
     152,805  Companhia Vale do Rio Doce
               ADR                                   4,421
      25,190  Companhia de Bebidas das
               Americas ADR                          1,891

                                                     6,312

GERMANY (1.5%)
       1,171  Porsche AG                             2,573

TOTAL PREFERRED STOCKS
(COST $5,000)                                        8,885

SHORT-TERM INVESTMENTS (6.2%)
   6,077,331  Neuberger Berman Prime Money
               Fund Trust Class                      6,077(@)
   4,613,521  Neuberger Berman Securities
               Lending Quality Fund, LLC             4,614(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $10,691)                                      10,691(#)

TOTAL INVESTMENTS (101.1%)
(COST $167,512)                                    175,416(##)

Liabilities, less cash, receivables and
 other assets [(1.1%)]                             (1,826)

TOTAL NET ASSETS (100.0%)                   $      173,590










See Notes to Schedule of Investments

                                                                                                                   NOVEMBER 30, 2007
SCHEDULE OF INVESTMENTS Mid Cap Growth Fund
-------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                             MARKET VALUE(+)      NUMBER OF SHARES                                 MARKET VALUE(+)
                                            ($000's OMITTED)                                                      ($000's OMITTED)
COMMON STOCKS (95.1%)                                             DIVERSIFIED FINANCIAL SERVICES (2.8%)
                                                                        13,000  CME Group                              8,562
AEROSPACE & DEFENSE (7.0%)                                              32,500  IntercontinentalExchange Inc.          5,426(*)
     206,500  AerCap Holdings NV                 4,756(*)                4,400  MSCI Inc.                                122(*)
     147,500  BE Aerospace                       6,932(*)
     327,500  CAE, Inc.                          3,894                                                                14,110
      91,000  Precision Castparts               13,408
      93,000  Rockwell Collins                   6,707            DIVERSIFIED TELECOMMUNICATION (0.7%)
                                                                       115,000  NeuStar, Inc.                         3,654(*)(E)
                                                35,697

AIR FREIGHT & LOGISTICS (1.5%)                                    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
      80,000  C.H. Robinson Worldwide            4,124(E)               64,500  Dolby Laboratories                     3,241(*)
      75,000  Expeditors International           3,519                 160,000  Trimble Navigation                     5,931(*)

                                                 7,643                                                                 9,172

BEVERAGES (0.8%)                                                  ENERGY EQUIPMENT & SERVICES (3.4%)
     100,000  Hansen Natural                     4,341(*)               70,000  Dresser-Rand Group                     2,492(*)
                                                                       140,000  ION Geophysical                        2,160(*)
BIOTECHNOLOGY (3.3%)                                                   105,000  National Oilwell Varco                 7,156(*)
     160,000  Celgene Corp.                      9,848(*)(E)            90,000  Smith International                    5,645
      60,000  Myriad Genetics                    2,892(*)
      42,500  United Therapeutics                4,253(*)                                                             17,453

                                                16,993            FOOD & STAPLES RETAILING (1.2%)
                                                                       107,500  Shoppers Drug Mart                     5,898
CAPITAL MARKETS (3.3%)
      30,000  AllianceBernstein Holding          2,458            FOOD PRODUCTS (0.3%)
      55,000  GFI Group                          5,356(*)               25,000  Ralcorp Holdings                       1,535(*)
     110,500  Lazard Ltd.                        5,377
      45,000  Northern Trust                     3,645
                                                                  HEALTH CARE EQUIPMENT & SUPPLIES (6.6%)
                                                16,836                  62,500  C.  R.   Bard                          5,283
                                                                        70,000  Gen-Probe                              4,682(*)
CHEMICALS (2.4%)                                                       161,100  Hologic, Inc.                         10,696*(E)
     125,500  Airgas, Inc.                       6,209                  44,400  IDEXX Laboratories                     2,686(*)
     122,500  Ecolab Inc.                        5,868                  20,500  Intuitive Surgical                     6,718(*)
                                                                        65,000  Inverness Medical Innovations          3,814(*)
                                                12,077
                                                                                                                      33,879
COMMERCIAL SERVICES & SUPPLIES (2.8%)
     125,000  Corrections Corporation of                          HEALTH CARE PROVIDERS & SERVICES (2.9%)
              America                            3,814(*)               70,000  Express Scripts                        4,743(*)
      78,000  IHS Inc.                           5,471(*)              130,000  Psychiatric Solutions                  4,749(*)
      90,000  Stericycle, Inc.                   5,296(*)              128,500  VCA Antech                             5,272(*)

                                                14,581                                                                14,764

                                                                  HEALTH CARE TECHNOLOGY (1.3%)
COMMUNICATIONS EQUIPMENT (3.7%)                                        113,500  Cerner Corp.                           6,782(*)
     420,000  Arris Group                        4,381(*)
      85,000  F5 Networks                        2,246(*)         HOTELS, RESTAURANTS & LEISURE (6.3%)
     230,000  Foundry Networks                   4,055(*)(E)           100,000  Gaylord Entertainment                  4,206(*)
      58,500  Harris Corp.                       3,672                  45,000  International Game Technology          1,965(E)
     110,000  Juniper Networks                   3,269(*)              242,000  Melco PBL Entertainment ADR            3,507(*)(E)
      50,000  Polycom, Inc.                      1,213(*)               76,500  Orient-Express Hotel                   4,736
                                                                        85,000  Penn National Gaming                   5,062(*)
                                                18,836                 145,000  Scientific Games Class A               4,696(*)
                                                                        45,000  Vail Resorts                           2,498(*)
CONSTRUCTION & ENGINEERING (1.4%)                                      160,000  WMS Industries                         5,344(*)
      40,200  Fluor Corp.                        5,916
      20,400  Shaw Group                         1,294(*)                                                             32,014

                                                 7,210            HOUSEHOLD PRODUCTS (0.7%)
                                                                        30,000  Energizer Holdings                     3,409(*)
DIVERSIFIED CONSUMER SERVICES (2.0%)
     115,000  DeVry, Inc.                        6,323            INTERNET & CATALOG RETAIL (1.2%)
     22,500  Strayer Education                   4,069                 105,000  GSI Commerce                           2,743(*)
                                                                       120,000  IAC/InterActiveCorp                    3,339(*)
                                                10,392
                                                                                                                       6,082



See Notes to Schedule of Investments

                                                                                                                   NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Mid Cap Growth Fund
-------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                                   MARKET VALUE+    NUMBER OF SHARES                                 MARKET VALUE+
                                                 $000's OMITTED)                                                  ($000's OMITTED)
                                                                           85,000  Intuit Inc.                          2,492*
INTERNET SOFTWARE & SERVICES (1.4%)                                        52,500  Macrovision Corp.                    1,308*
     225,500  Alibaba.Com Corp.                      1,150(*)(n)           31,000  VMware Inc.                          2,832*(E)
      20,000  Equinix Inc.                           2,082(*)
      92,600  VistaPrint Ltd.                        4,111(*)                                                          25,770
                                                                    SPECIALTY RETAIL (2.4%)
                                                     7,343                 42,000  Abercrombie & Fitch                  3,446
                                                                          104,300  GameStop Corp. Class A               5,992*(E)
IT SERVICES (5.4%)                                                         12,600  Ulta Salon, Cosmetics &
     250,000  Cognizant Technology Solutions         7,775(*)(E)                   Fragrance                              324*
     150,000  Iron Mountain                          5,472(*)             105,000  Urban Outfitters                     2,751*
      32,500  MasterCard, Inc. Class A               6,521(E)
     162,500  VeriFone Holdings                      7,805(*)(E)                                                       12,513

                                                    27,573          TEXTILES, APPAREL & LUXURY GOODS (1.3%)
LIFE SCIENCE TOOLS & SERVICES (1.1%)                                      180,000 Coach, Inc.                           6,685*
       21,500  AMAG Pharmaceuticals                  1,239(*)
      110,000  Pharmaceutical Product Development    4,657
                                                                    TRADING COMPANIES & DISTRIBUTORS (0.7%)
                                                     5,896                 90,000  Fastenal Co.                         3,568
 MACHINERY (1.2%)
       68,500  Danaher Corp.                         5,947          WIRELESS TELECOMMUNICATION SERVICES (4.2%)
                                                                          146,500  American Tower                       6,672*
 MEDIA (2.6%)                                                             170,000  NII Holdings                         9,377*
       95,000  Focus Media Holding ADR               5,362(*)             152,000  SBA Communications                   5,691*
       97,500  Lamar Advertising                     5,071
       65,000  Liberty Global Class A                2,640(*)(E)                                                       21,740
                                                                    TOTAL COMMON STOCKS
                                                    13,073          (COST $329,787)                                   487,144

 METALS & MINING (0.6%)                                             SHORT-TERM INVESTMENTS (17.3%)
       30,000   Freeport-McMoRan Copper &                              27,531,965  Neuberger Berman Prime Money
                Gold                                 2,968                         Fund Trust Class                    27,532(@)
                                                                       60,980,288  Neuberger Berman Securities
 OIL, GAS & CONSUMABLE FUELS (5.3%)                                                Lending Quality Fund, LLC           60,980(++)
       75,000  Continental Resources                 1,786(*)
      191,000  Denbury Resources                    10,184(*)(E)
       40,000  Murphy Oil                            2,861
      160,000  Range Resources                       6,509          TOTAL SHORT-TERM INVESTMENTS
       26,600  SandRidge Energy                        845(*)(E)    (COST $88,512)                                     88,512(#)
       82,500  XTO Energy                            5,100

                                                    27,285          TOTAL INVESTMENTS (112.4%)
                                                                    (COST $418,299)                                   575,656(##)
 PERSONAL PRODUCTS (1.8%)                                           Liabilities, less cash, receivables and
      124,000  Bare Escentuals                       2,610(*)(E)    other assets [(12.4%)]                            (63,712)
       67,500  Chattem, Inc.                         4,786(*)
       62,500  NBTY, Inc.                            1,867(*)       TOTAL NET ASSETS (100.0%)                    $    511,944

                                                     9,263

 PHARMACEUTICALS (1.0%)
       51,500  MGI Pharma                            1,782(*)
       47,500  Shire PLC ADR                         3,370

                                                     5,152

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
       70,000  MEMC Electronic Materials             5,431(*)
       75,500  Microchip Technology                  2,174
      105,000  Microsemi Corp.                       2,402(*)
      100,000  NVIDIA Corp.                          3,154(*)
       32,500  Sigma Designs                         2,113(*)
       90,000  Varian Semiconductor
               Equipment                             3,736(*)

                                                    19,010

 SOFTWARE (5.0%)
      285,000  Activision, Inc.                      6,313(*)
      110,000  ANSYS, Inc.                           4,275(*)
      105,000  Autodesk, Inc.                        4,944(*)
       97,500  Citrix Systems                        3,606(*)





See Notes to Schedule of Investments

                                                                                                         NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Partners Fund
-------------------------------------
(UNAUDITED)

NUMBER OF SHARES                             MARKET VALUE(+)      NUMBER OF SHARES                            MARKET VALUE(+)
                                            ($000'S OMITTED)                                                 ($000'S OMITTED)
COMMON STOCKS (98.7%)                                             IT SERVICES (0.9%)
                                                                       903,800  Affiliated Computer
AEROSPACE & DEFENSE (1.9%)                                                       Services                          37,924(*)
     703,900  L-3 Communications
               Holdings                         77,887(E)         MACHINERY (4.8%)
                                                                       633,700  Caterpillar Inc.                   45,563
AUTOMOBILES (1.3%)                                                   1,106,397  Joy Global                         64,171
   1,178,800  Harley-Davidson                   56,606(E)            1,415,500  Terex Corp.                        91,229(*)

BEVERAGES (1.8%)                                                                                                  200,963
   3,154,100  Constellation Brands              74,279(*)(E)
                                                                  MARINE (1.1%)
CAPITAL MARKETS (5.1%)                                                 471,900  DryShips Inc.                      44,585
     402,900  Goldman Sachs Group               91,313
   1,068,600  Merrill Lynch                     64,052            MEDIA (1.5%)
   1,163,500  Morgan Stanley                    61,340               1,276,500  McGraw-Hill Cos.                   62,651

                                               216,705            METALS & MINING (9.0%)
                                                                     1,267,300  Freeport-McMoRan Copper & Gold    125,374
CONSTRUCTION & ENGINEERING (4.0%)                                    1,715,800  Sterlite Industries (India) ADR    45,125(*)(E)
   2,341,100  Chicago Bridge & Iron            124,429               1,488,500  Teck Cominco Class B               56,876
     524,000  KBR, Inc.                         20,866(*)              762,600  United States Steel                74,506(E)
     376,300  Shaw Group                        23,865(*)            1,080,900  Xstrata PLC                        75,978

                                               169,160                                                            377,859

DIVERSIFIED FINANCIAL SERVICES (1.4%)                              MULTILINE RETAIL (3.9%)
   1,597,700  Moody's Corp.                     60,169(E)            1,608,400  J.C. Penney                        70,962
                                                                     2,143,100  Macy's Inc.                        63,543(E)
ELECTRIC UTILITES (1.9%)                                             1,498,537  Saks Inc.                          30,870(*)(E)
   1,195,300  FirstEnergy Corp.                 81,950
                                                                                                                  165,375
ENERGY EQUIPMENT & SERVICES (5.6%)
   1,638,600  Halliburton Co.                   59,989(E)          OIL, GAS & CONSUMABLE FUELS (14.3%)
   1,371,200  National Oilwell Varco            93,448(*)            1,227,900  Canadian Natural Resources         80,391(E)
   1,614,200  Noble Corp.                       84,148                 965,980  Denbury Resources                  51,506(*)
                                                                       538,400  EOG Resources                      44,569(E)
                                               237,585                 543,500  Exxon Mobil                        48,458
                                                                       563,600  Frontline Ltd.                     25,960
FOOD PRODUCTS (1.7%)                                                   706,100  Peabody Energy                     39,287
   2,796,500  ConAgra, Inc.                     69,968(E)              969,700  Petroleo Brasileiro ADR            93,382
                                                                     1,174,110  Ship Finance International         29,904(E)
HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)                                770,900  Southwestern Energy                38,368(*)
     508,300  Zimmer Holdings                   32,902(*)              753,100  Suncor Energy                      72,117(E)
                                                                     2,135,650  Talisman Energy                    38,207
HEALTH CARE PROVIDERS & SERVICES (5.7%)                                662,566  XTO Energy                         40,960(E)
   1,517,800  Aetna Inc.                        84,815
   1,580,100  UnitedHealth Group                86,906(E)                                                         603,109
     794,400  WellPoint Inc.                    66,896(*)(E)
                                                                   PERSONAL PRODUCTS (1.4%)
                                               238,617               1,908,700  NBTY, Inc.                         57,013(*)

HOUSEHOLD DURABLES (1.8%)                                          PHARMACEUTICALS (2.0%)
     152,600  NVR, Inc.                         75,079(*)            1,200,300  Shire PLC ADR                      85,161

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.8%)
(2.4%)                                                                 683,800  International Rectifier            22,237(*)
     717,000  Mirant Corp.                      27,669(*)(E)         1,698,000  Texas Instruments                  53,606
   1,737,500  NRG Energy                        73,653(*)(E)
                                                                                                                   75,843
                                               101,322
                                                                   SOFTWARE (6.2%)
INDUSTRIAL CONGLOMERATES (3.7%)                                      1,998,100  Activision, Inc.                   44,258(*)
   1,802,400  General Electric                  69,014(E)            1,757,973  Check Point Software
   1,655,400  McDermott International           86,577(*)                        Technologies                      40,117(*)
                                                                     2,129,200  Microsoft Corp.                    71,541
                                               155,591               2,913,700  Oracle Corp.                       58,798(*)
                                                                     1,428,968  Symantec Corp.                     25,436(*)(E)
INSURANCE (7.4%)
   1,199,800  American International
               Group                            69,744(E)
   1,302,900  Assurant, Inc.                    85,249
      25,100  Berkshire Hathaway Class B       117,719(*)
     391,400  Hartford Financial
               Services Group                   37,308
                                               310,020
See Notes to Schedule of Investments

                                                              NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS Partners Fund cont'd
--------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                                         MARKET VALUE(+)
                                                        ($000'S OMITTED)

   1,466,607  Take-Two Interactive Software                    21,970(*)

                                                              262,120

SPECIALTY RETAIL (2.7%)
   1,255,775  Best Buy                                         64,107(E)
   1,720,200  TJX Cos.                                         50,471(E)

                                                              114,578

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
   1,620,900  Liz Claiborne                                    40,668(E)

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
     715,000  China Mobile ADR                                 65,537(E)

TOTAL COMMON STOCKS
(COST $3,063,320)                                           4,151,226

SHORT-TERM INVESTMENTS (9.6%)
  10,916,894  Neuberger Berman Prime Money
               Fund Trust Class                                10,917(@)
 395,157,201  Neuberger Berman Securities
               Lending Quality Fund, LLC                      395,157(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $406,074)                                               406,074(#)

TOTAL INVESTMENTS (108.3%)
(COST $3,469,394)                                           4,557,300(##)

Liabilities, less cash, receivables
 and other assets [(8.3%)]                                  (350,358)

TOTAL NET ASSETS (100.0%)                             $     4,206,942



See Notes to Schedule of Investments


                                                                                                                   NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS Real Estate Fund
----------------------------------------
(UNAUDITED)



NUMBER OF SHARES                                    MARKET VALUE(+)    NUMBER OF SHARES                             MARKET VALUE(+)
                                                   ($000's OMITTED)                                                ($000's OMITTED)
COMMON STOCKS (97.4%)                                                  REAL ESTATE (1.5%)
                                                                               47,900 Dupont Fabros Technology               898(*)
APARTMENTS (9.4%)
     16,000  AvalonBay Communities                 1,591(E)              REAL ESTATE/REIT (1.0%)
     27,622  Camden Property Trust                 1,453                       13,600 Plum Creek Timber Company              631
     32,900  Equity Residential                    1,224(E)
      7,100  Essex Property Trust                    737                 REGIONAL MALLS (12.9%)
     17,100  Home Properties                         773                      68,600  Kimco Realty                         2,709(E)
                                                                              15,700  Macerich Co.                         1,219
                                                   5,778                      16,200  Simon Property Group                 1,595
                                                                              45,500  Taubman Centers                      2,436
COMMERCIAL PRODUCTS & SERVICES (0.7%)
     28,700  Crystal River Capital                   406(E)                                                                7,959

COMMUNITY CENTERS (5.0%)                                               SELF STORAGE (9.0%)
     30,100  Acadia Realty Trust                     794                      42,900  Extra Space Storage                    612
     23,100  Equity One                              547                      55,500  Public Storage                       4,292
     20,800  Federal Realty Investment Trust       1,730                      15,100  Sovran Self Storage                    660(E)

                                                   3,071                                                                   5,564

DIVERSIFIED (9.6%)                                                     SPECIALTY (2.8%)
     28,400  Forest City Enterprises Class A       1,424                      55,800  Corrections Corporation of
    122,373  Great Lakes Dredge & Dock             1,090                               America                             1,702(*)
     17,900  Macquarie Infrastructure                722
     29,500  Vornado Realty Trust                  2,655               TOTAL COMMON STOCKS
                                                                       (COST $62,660)                                     59,893
                                                   5,891
                                                                       SHORT-TERM INVESTMENTS (18.4%)
HEALTH CARE (11.9%)                                                        1,729,489  Neuberger Berman Prime Money
     38,000  HCP, Inc.                             1,271(E)                            Fund Trust Class                    1,729(@)
      9,500  Health Care REIT                        426(E)                9,582,568  Neuberger Berman Securities
     41,600  Nationwide Health Properties          1,301(E)                            Lending Quality Fund, LLC           9,583(++)
     25,500  OMEGA Healthcare Investors              412
        300  Senior Housing Properties Trust           7               TOTAL SHORT-TERM INVESTMENTS
     89,800  Ventas, Inc.                          3,915(E)            (COST $11,312)                                     11,312(#)

                                                   7,332               TOTAL INVESTMENTS (115.8%)
                                                                       (COST $73,972)                                     71,205(##)
INDUSTRIAL (9.9%)                                                      Liabilities, less cash, receivables
     41,400  AMB Property                          2,532                 and other assets [(15.8%)]                       (9,723)
     54,600  ProLogis                              3,572
                                                                       TOTAL NET ASSETS (100.0%)                       $  61,482
                                                   6,104

LODGING (1.4%)
     30,000  Host Hotels & Resorts                   576
      4,900  LaSalle Hotel Properties                182
      2,000  Starwood Hotels & Resorts Worldwide     107

                                                     865

OFFICE (19.3%)
      20,650 Alexandria Real Estate Equities       2,028
      29,900 BioMed Realty Trust                     675
      21,200 Boston Properties                     2,087
      75,550 Brookfield Asset Management Class A   2,737
      75,850 Brookfield Properties                 1,631
      26,170 Corporate Office Properties Trust       945
      16,800 SL Green Realty                       1,746(E)

                                                  11,849

OFFICE - INDUSTRIAL (3.0%)
      48,300 Digital Realty Trust                  1,843


See Notes to Schedule of Investments

                                                                                                                NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS Regency Fund
------------------------------------
(UNAUDITED)

NUMBER OF SHARES                               MARKET VALUE(+)       NUMBER OF SHARES                                MARKET VALUE(+)
                                              ($000'S OMITTED)                                                      ($000'S OMITTED)
COMMON STOCKS (98.8%)                                                     21,300   Whirlpool Corp.                       1,724

AEROSPACE & DEFENSE (4.7%)                                                                                               5,789
     42,400  Embraer-Empresa Brasileira
              de Aeronautica ADR                    1,848(E)         INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (4.7%)
     21,600  L-3 Communications Holdings            2,390(E)              34,200   Constellation Energy Group            3,427(E)
     80,700  Spirit Aerosystems Holdings Class A    2,820(*)              37,000   Mirant Corp.                          1,428(*)(E)
                                                                          48,800   NRG Energy                            2,069(*)
                                                    7,058
                                                                                                                         6,924
AUTO COMPONENTS (1.2%)
     36,800  WABCO Holdings                         1,728            INDUSTRIAL CONGLOMERATES (1.8%)
                                                                          52,400   McDermott International               2,741(*)
AUTOMOBILES (1.2%)
     36,300  Harley-Davidson                        1,743            INSURANCE (4.5%)
                                                                          54,700   Assurant, Inc.                        3,579
BEVERAGES (1.7%)                                                          25,700   Endurance Specialty Holdings          1,038
    110,000  Constellation Brands                   2,591(*)              40,400   StanCorp Financial Group              2,104

CAPITAL MARKETS (4.8%)                                                                                                   6,721
     24,400  Bear Stearns                           2,433(E)
     98,600  Jefferies Group                        2,520            IT SERVICES (1.0%)
     42,300  Morgan Stanley                         2,230(E)              35,500   Affiliated Computer Services          1,490(*)

                                                    7,183            MACHINERY (5.1%)
                                                                          27,300   Eaton Corp.                           2,438
COMMUNICATIONS EQUIPMENT (0.9%)                                           32,850   Joy Global                            1,905
    128,900  Arris Group                            1,344(*)              49,200   Terex Corp.                           3,171(*)

CONSTRUCTION & ENGINEERING (3.2%)                                                                                        7,514
     75,200  Chicago Bridge & Iron                  3,997
     11,000  Shaw Group                               698(*)         MARINE (0.8%)
                                                                          42,000   Eagle Bulk Shipping                   1,201(E)
                                                    4,695
                                                                     MEDIA (1.5%)
ELECTRIC UTILITIES (5.8%)                                                 44,700   McGraw-Hill Cos.                      2,194
    105,100  DPL Inc.                               3,183
     46,300  FirstEnergy Corp.                      3,174(E)         METALS & MINING (10.1%)
     45,600  PPL Corp.                              2,324                 14,600   Cleveland-Cliffs                      1,317
                                                                          54,600   Freeport-McMoRan Copper & Gold        5,402
                                                    8,681                 92,100   Sterlite Industries (India) ADR       2,422(*)
                                                                          74,000   Teck Cominco Class B                  2,827
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)                                 31,900   United States Steel                   3,117(E)
     43,100  Avnet, Inc.                            1,487(*)
                                                                                                                        15,085
ENERGY EQUIPMENT & SERVICES (5.2%)
     37,600  National Oilwell Varco                 2,562(*)(E)      MULTILINE RETAIL (3.2%)
     63,200  Noble Corp.                            3,295                 45,600   J.C. Penney                           2,012
     30,300  Oceaneering International              1,934(*)              51,500   Macy's Inc.                           1,527
                                                                          55,800   Saks Inc                              1,149(E)
                                                    7,791
                                                                                                                         4,688
FOOD PRODUCTS (3.1%)
    100,100  ConAgra, Inc.                          2,504            OIL, GAS & CONSUMABLE FUELS (7.2%)
     72,100  Smithfield Foods                       2,167(*)              47,500   Canadian Natural Resources            3,110
                                                                          45,100   Denbury Resources                     2,405(*)
                                                    4,671                 53,450   Ship Finance International            1,361(E)
                                                                          23,300   Southwestern Energy                   1,159(*)
HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)                                   59,580   Talisman Energy                       1,066
     39,400  Covidien Ltd.                          1,580                 26,442   XTO Energy                            1,635(E)

HEALTH CARE PROVIDERS & SERVICES (4.4%)                                                                                 10,736
     49,300  Aetna Inc.                             2,755
     41,700  CIGNA Corp.                            2,236            PERSONAL PRODUCTS (1.4%)
     28,100  Coventry Health Care                   1,626(*)              71,200   NBTY, Inc.                            2,127(*)

                                                    6,617            PHARMACEUTICALS (3.4%)
                                                                          80,700   Endo Pharmaceuticals Holdings         2,212(*)
HOUSEHOLD DURABLES (3.9%)                                                 40,300   Shire PLC ADR                         2,859
    101,200  D.R. Horton                            1,211(E)
      5,800  NVR, Inc.                              2,854(*)                                                             5,071


See Notes to Schedule of Investments

                                                               NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Regency Fund cont'd
-------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                MARKET VALUE(+)
                                               ($000'S OMITTED)
REAL ESTATE INVESTMENT TRUST (3.7%)
     99,400   Annaly Mortgage Management            1,711
      4,000   Colonial Properties Trust                98
     22,000   Developers Diversified Realty           977(E)
      7,800   First Industrial Realty Trust           285
     44,800   iStar Financial                       1,311
     26,600   Ventas, Inc.                          1,160

                                                    5,542

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.5%)
     68,700   International Rectifier               2,234(*)

SOFTWARE (3.3%)
     57,900   Activision, Inc.                      1,282(*)
     64,800   Check Point Software Technologies     1,479(*)
    147,000   Take-Two Interactive Software         2,202(*)

                                                    4,963

SPECIALTY RETAIL (2.2%)
     13,800   Abercrombie & Fitch                   1,132(E)
     13,650   Aeropostale, Inc.                       349(*)
     60,200   TJX Cos.                              1,766

                                                    3,247

TEXTILES, APPAREL & LUXURY GOODS (1.2%)
     69,400   Liz Claiborne                         1,741

TOTAL COMMON STOCKS                               147,177
(COST $124,557)

SHORT-TERM INVESTMENTS (12.8%)
  1,740,011   Neuberger Berman Prime Money
               Fund Trust Class                     1,740(@)
 17,276,147   Neuberger Berman Securities
               Lending Quality Fund, LLC           17,276(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $19,016)                                     19,016(#)

TOTAL INVESTMENTS (111.6%)
(COST $143,573)                                   166,193(##)

Liabilities, less cash, receivables and
 other assets [(11.6%)]                           (17,295)

TOTAL NET ASSETS (100.0%)                   $      148,898



See Notes to Schedule of Investments

                                                                                                         NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Research Opportunities Fund
---------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                          MARKET VALUE(+)          NUMBER OF SHARES                         MARKET VALUE(+)
                                         ($000'S OMITTED)                                                  ($000'S OMITTED)
COMMON STOCKS (99.8%)
                                                                   FOOD & STAPLES RETAILING (1.8%)
AUTO COMPONENTS (0.8%)                                              1,760   CVS Corp.                             70
  1,530   WABCO Holdings                        72                  1,750   Wal-Mart Stores                       84

BEVERAGES (1.8%)                                                                                                 154
  2,980   Constellation Brands                  70(*)
  1,120   PepsiCo, Inc.                         87                 FOOD PRODUCTS (1.0%)
                                                                    1,385   Ralcorp Holdings                      85(*)
                                               157
                                                                   GAS UTILITIES (0.9%)
BIOTECHNOLOGY (1.0%)                                                1,575   New Jersey Resources                  79
  1,840   Gilead Sciences                       86(*)
                                                                   HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
CAPITAL MARKETS (1.9%)                                              1,390   Baxter International                  83
  1,787   Bank of New York Mellon               86                  5,920   Boston Scientific                     75(*)
    985   State Street                          78                  1,800   Covidien Ltd.                         72
                                                                    1,140   Zimmer Holdings                       74(*)
                                               164
                                                                                                                 304
CHEMICALS (3.7%)
  1,690   Airgas, Inc.                          84                 HEALTHCARE PROVIDERS & SERVICES (2.8%)
  1,605   Ecolab Inc.                           77                  1,485   Aetna Inc.                            83
  3,280   Nalco Holding Co.                     78                  1,575   Health Net                            77*
    970   Praxair, Inc.                         83                  1,400   UnitedHealth Group                    77

                                               322                                                               237
                                                                   HOUSEHOLD DURABLES (0.8%)
COMMERCIAL BANKS (1.8%)                                               945   Fortune Brands                        72
    840   HSBC Holdings PLC ADR                 72
  1,120   PNC Financial Services Group          82                 HOUSEHOLD PRODUCTS (1.9%)
                                                                      725   Energizer Holdings                    82*
                                               154                  1,095   Procter & Gamble                      81

COMMUNICATIONS EQUIPMENT (3.3%)                                                                                  163
  6,900   Arris Group                           72(*)
  2,365   Cisco Systems                         66(*)              INDUSTRIAL CONGLOMERATES (2.6%)
  3,230   Corning Inc.                          79                    945   3M Co.                                79
  4,150   Motorola, Inc.                        66                  1,875   General Electric                      72
                                                                    1,736   Tyco International                    69
                                               283
                                                                                                                 220
COMPUTERS & PERIPHERALS (1.8%)
  1,560   Hewlett-Packard                       80                 INSURANCE (5.9%)
    710   IBM                                   75                  1,285   American International Group          75
                                                                    1,890   Endurance Specialty Holdings          76
                                               155                    735   Everest Re Group                      77
                                                                      765   Hartford Financial Services Group     73
CONTAINERS & PACKAGING (0.9%)                                       1,140   Lincoln National                      70
  3,050   Pactiv Corp.                          77(*)               1,110   MetLife, Inc.                         73
                                                                    1,510   Nationwide Financial Services         68
DIVERSIFIED CONSUMER SERVICES (0.9%)
  1,030   Apollo Group Class A                  79(*)                                                            512

DIVERSIFIED FINANCIAL SERVICES (0.8%)                              INTERNET SOFTWARE & SERVICES (0.9%)
  1,875   Moody's Corp.                         71                  2,730   Yahoo! Inc.                           73(*)

DIVERSIFIED TELECOMMUNICATION (0.8%)                               IT SERVICES (0.9%)
  1,820   AT&T Inc.                             70                  3,550   Western Union                         80

ELECTRIC UTILITIES (5.5%)                                          LIFE SCIENCE TOOLS & SERVICES (1.8%)
  1,390   Allegheny Energy                      84(*)               1,220   Charles River Laboratories
    930   Exelon Corp.                          75                                 International                  77(*)
  1,075   FirstEnergy Corp.                     74                  1,380   Thermo Fisher Scientific              80(*)
  1,170   FPL Group                             82
  1,585   PPL Corp.                             81                                                               157
  1,450   Questar Corp.                         77
                                                                   MACHINERY (6.2%)
                                               473                  1,100   Caterpillar Inc.                      79
                                                                      990   Danaher Corp.                         86
ELECTRICAL EQUIPMENT (0.9%)                                         1,600   Dover Corp.                           74
  1,080   Rockwell Automation                   73

See Notes to Schedule of Investments

                                                                                                          NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Research Opportunities Fund cont'd
----------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                          MARKET VALUE(+)          NUMBER OF SHARES                          MARKET VALUE(+)
                                         ($000'S OMITTED)                                                   ($000'S OMITTED)
    870   Eaton Corp.                           78                 SEMICONDUCTORS & SEMICONDUCTOR
  1,330   Illinois Tool Works                   74                  EQUIPMENT (2.7%)
  1,510   Ingersoll-Rand                        78                   4,260   Altera Corp.                         80
  1,065   Terex Corp.                           68(*)                2,950   Intel Corp.                          77
                                                                     2,240   International Rectifier              73(*)
                                               537
                                                                                                                 230
MEDIA (5.8%)
  2,630   CBS Corp. Class B                     72                 SOFTWARE (3.4%)
  2,960   Idearc Inc.                           56                   1,715   Adobe Systems                        72(*)
  2,105   Liberty Global Class A                86(*)                2,400   Intuit Inc.                          70(*)
  1,485   McGraw-Hill Cos.                      73                   2,200   Microsoft Corp.                      74
 14,175   Mediacom Communications               64(*)                3,710   Oracle Corp.                         75(*)
  3,450   News Corp.  Class A                   73
  1,842   Viacom Inc. Class B                   77(*)                                                            291

                                               501                 SPECIALTY RETAIL (2.5%)
                                                                     2,565   PETsMART, Inc.                       73
METALS & MINING (1.7%)                                               1,450   Tiffany & Co.                        67
    810   Freeport-McMoRan Copper & Gold        80                   2,555   TJX Cos.                             75
  1,675   Teck Cominco Class B                  64
                                                                                                                 215
                                               144
                                                                   THRIFTS & MORTGAGE FINANCE (0.9%)
MULTI-UTILITIES (4.6%)                                               2,250   Freddie Mac                          74
  1,800   Dominion Resources                    85
  2,120   NSTAR                                 74                 WIRELESS TELECOMMUNICATION SERVICES (3.3%)
  3,130   PNM Resources                         70                   1,825   American Tower                       83(*)
    845   Public Service Enterprise Group       81                   1,290   NII Holdings                         71(*)
  1,315   Sempra Energy                         82                   1,580   Rogers Communications Class B        66
                                                                     4,330   Sprint Nextel                        68
                                               392
                                                                                                                 288
MUTUAL FUNDS (1.5%)
    890      S&P 500 Depositary Receipts       132                 TOTAL COMMON STOCKS
                                                                   (COST $7,971)                               8,594
OIL, GAS & CONSUMABLE FUELS (10.5%)
  1,070   Canadian Natural Resources            70                 SHORT-TERM INVESTMENTS (0.3%)
    855   Chevron Corp.                         75                  27,815   Neuberger Berman Prime Money
    915   ConocoPhillips                        73                             Fund Trust Class
  1,380   Denbury Resources                     74(*)                          (COST $28)                         28(#)(@)
    845   Exxon Mobil                           75
  1,160   Murphy Oil                            83                 TOTAL INVESTMENTS (100.1%)                  8,622(##)
  1,095   Occidental Petroleum                  76                 (COST $7,999)
  1,430   Peabody Energy                        80
  1,640   Quicksilver Resources                 83(*)              Liabilities, less cash, receivables and
  1,450   Southwestern Energy                   72(*)                 other assets [(0.1%)]                      (10)
    770   Suncor Energy                         74
  1,090   Valero Energy                         71                 TOTAL NET ASSETS (100.0%)                  $8,612

                                               906

PAPER & FOREST PRODUCTS (0.9%)
  1,000   Weyerhaeuser Co.                      73

PERSONAL PRODUCTS (1.7%)
  1,180   Chattem, Inc.                         84(*)
  2,050   NBTY, Inc.                            61(*)

                                               145

PHARMACEUTICALS (2.8%)
  1,345   Abbott  Laboratories                  78
  1,200   Johnson & Johnson                     81
  1,470   Novartis AG ADR                       83

                                               242

ROAD & RAIL (0.6%)
  2,915   YRC Worldwide                         52(*)



See Notes to Schedule of Investments


                                                                                                                   NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Small and Mid Cap Growth Fund
-----------------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                           MARKET VALUE(+)         NUMBER OF SHARES                             MARKET VALUE(+)
                                          ($000'S OMITTED)                                                    ($000'S OMITTED)

COMMON STOCKS (95.1%)                                                  5,000  Scientific Games Class A               162(*)
                                                                       2,900  Vail Resorts                           161(*)
AEROSPACE & DEFENSE (12.4%)                                            4,450  WMS Industries                         149(*)
    6,500  AerCap Holdings NV                  150(*)
    4,300  BE Aerospace                        202(*)                                                              1,014
   18,000  CAE, Inc.                           214
    5,700  HEICO Corp.                         281                 INTERNET SOFTWARE & SERVICES (3.9%)
    2,400  Precision Castparts                 353                     4,200  Alibaba.com Corp.                       21(*)(n)
                                                                       2,000  Equinix Inc.                           208(*)
                                             1,200                     4,700  Vocus, Inc.                            148(*)

AIR FREIGHT & LOGISTICS (1.6%)                                                                                       377
    3,000  C.H. Robinson Worldwide             155
                                                                   IT SERVICES (3.8%)
BEVERAGES (1.3%)                                                       5,000  Cognizant Technology Solutions         156(*)
    3,000  Hansen Natural                      130(*)                  4,500  VeriFone Holdings                      216(*)

BIOTECHNOLOGY (2.9%)                                                                                                 372
    4,600  Celgene Corp.                       283(*)
                                                                   LIFE SCIENCE TOOLS & SERVICES (1.5%)
CAPITAL MARKETS (1.5%)                                                 2,400  ICON PLC                               145(*)
    3,000  Lazard Ltd.                         146
                                                                   MACHINERY (1.5%)
COMMERCIAL SERVICES & SUPPLIES (5.3%)                                  3,400  Axsys Technologies                     144(*)
    3,600  FTI Consulting                      205(*)
    3,200  GeoEye Inc.                         102(*)              MARINE (1.5%)
    3,000  IHS Inc.                            210(*)                  3,100  Kirby Corp.                            149(*)

                                               517                 MEDIA (1.3%)
                                                                       2,200  Focus Media Holding ADR                124(*)
COMMUNICATIONS EQUIPMENT (2.5%)
   10,000  Arris Group                         104(*)              OIL, GAS & CONSUMABLE FUELS (3.7%)
    8,000  Foundry Networks                    141(*)                  5,000  Arena Resources                        188(*)
                                                                       3,000  Denbury Resources                      160(*)
                                               245                       500  SandRidge Energy                        16(*)

DIVERSIFIED CONSUMER SERVICES (5.1%)                                                                                 364
    2,900  American Public Education           123(*)
    2,600  Capella Education                   183(*)              PERSONAL PRODUCTS (2.0%)
   14,100  Service Corp. International         187                     2,750  Chattem, Inc.                          195(*)

                                               493                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
                                                                       5,000  Atheros Communications                 147(*)
DIVERSIFIED FINANCIAL SERVICES (2.2%)                                  2,950  Varian Semiconductor
    1,250  IntercontinentalExchange Inc.       209(*)                          Equipment                             123(*)

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.7%)                                                                            270
    7,000  Trimble Navigation                  260(*)
                                                                   SOFTWARE (4.7%)
ENERGY EQUIPMENT & SERVICES (1.6%)                                     7,500  Activision, Inc.                       166(*)
    1,300  Core Laboratories N.V.              152(*)                  4,200  Concur Technologies                    158(*)
                                                                       4,000  Ultimate Software Group                131(*)
FOOD & STAPLES RETAILING (2.0%)
    3,500  Shoppers Drug Mart                  192                                                                   455

HEALTH CARE EQUIPMENT & SUPPLIES (6.9%)                            SPECIALTY RETAIL (2.7%)
    3,300  ArthroCare Corp.                    179(*)                  4,400  GameStop Corp. Class A                 253(*)
    1,500  C.R. Bard                           127                       200  Ulta Salon, Cosmetics &
    2,600  Hologic, Inc.                       172(*)                          Fragrance                               5(*)
    7,300  Wright Medical Group                197(*)
                                                                                                                     258
                                               675
                                                                   WIRELESS TELECOMMUNICATION SERVICES (4.5%)
HEALTH CARE PROVIDERS & SERVICES (1.6%)                                1,900  NII Holdings                           105(*)
    3,900  VCA Antech                          160(*)                  8,800  SBA Communications                     329(*)

HEALTH CARE TECHNOLOGY (1.2%)                                                                                        434
    2,000  Cerner Corp.                        120(*)
                                                                   TOTAL COMMON STOCKS
HOTELS, RESTAURANTS & LEISURE (10.4%)                              (COST $8,100)                                   9,238
    3,500  Bally Technologies                  146(*)
    6,400  Orient-Express Hotel                396


See Notes to Schedule of Investments

                                                             NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS Small and Mid Cap Growth Fund cont'd
------------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                   MARKET VALUE(+)
                                                  ($000'S OMITTED)


SHORT-TERM INVESTMENTS (10.3%)
   1,006,269  Neuberger Berman Prime Money
               Fund Trust Class
               (COST $1,006)                         1,006(#)(@)

TOTAL INVESTMENTS (105.4%)
(COST $9,106)                                       10,244(##)

Liabilities, less cash, receivables and
  other assets [(5.4%)]                              (527)

TOTAL NET ASSETS (100.0%)                   $        9,717




See Notes to Schedule of Investments

                                                                                                      NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Small Cap Growth Fund
---------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                         MARKET VALUE(+)       NUMBER OF SHARES                         MARKET VALUE(+)
                                        ($000'S OMITTED)                                                ($000'S OMITTED
COMMON STOCKS (96.3%)                                          HOTELS, RESTAURANTS & LEISURE (12.4%)
                                                                    49,800  Bally Technologies              2,077(*)
AEROSPACE & DEFENSE (7.7%)                                          28,500  Ctrip.com International         1,713
     33,900  BE Aerospace                    1,593(*)              105,100  Morgans Hotel Group             1,943(*)
    297,100  CAE, Inc.                       3,533                 105,400  Orient-Express Hotel            6,525
     32,300  Ducommun Inc.                   1,187(*)(E)            36,600  Vail Resorts                    2,032(*)
     75,100  HEICO Corp.                     3,700(E)               51,850  WMS Industries                  1,732(*)

                                            10,013                                                         16,022

BIOTECHNOLOGY (2.8%)                                           INSURANCE (1.4%)
     32,500  Myriad Genetics                 1,566(*)               32,100  ProAssurance Corp.              1,760(*)
     19,900  United Therapeutics             1,992(*)
                                                               INTERNET SOFTWARE & SERVICES (7.0%)
                                             3,558                  31,300  DealerTrack Holdings            1,332(*)
                                                                    25,500  Equinix Inc.                    2,655(*)(E)
CAPITAL MARKETS (2.9%)                                              30,000  Mercadolibre Inc.               1,272(*)(E)
     20,300  GFI Group                       1,977(*)               68,400  Omniture, Inc.                  1,943(*)(E)
     37,600  Lazard Ltd.                     1,830                  57,500  Vocus, Inc.                     1,805(*)

                                             3,807                                                          9,007

COMMERCIAL SERVICES & SUPPLIES (5.3%)                          IT SERVICES (1.4%)
     66,900  Cornell Companies               1,574(*)               96,800  RightNow Technologies           1,757(*)
     49,300  FTI Consulting                  2,810(*)
     48,800  Geo Group                       1,242(*)          LIFE SCIENCE TOOLS & SERVICES (2.7%)
     39,400  GeoEye Inc.                     1,250(*)               32,900  ICON PLC                        1,951(*)
                                                                    23,500  Techne Corp.                    1,531(*)
                                             6,876
                                                                                                            3,482
COMMUNICATIONS EQUIPMENT (1.4%)
    105,800  Foundry Networks                1,865(*)(E)       MACHINERY (1.9%)
                                                                    57,600  Axsys Technologies              2,437(*)
DISTRIBUTORS (1.2%)
     38,500  LKQ Corp.                       1,529(*)          MARINE (1.4%)
                                                                    38,200  Kirby Corp.                     1,836(*)
DIVERSIFIED CONSUMER SERVICES (7.6%)
     27,600  American Public Education       1,167(*)          METALS & MINING (1.3%)
     40,900  Capella Education               2,880(*)               44,000  AMCOL International             1,671(E)
    184,600  Service Corp. International     2,452
     33,700  Steiner Leisure                 1,439(*)          OIL, GAS & CONSUMABLE FUELS (4.4%)
     10,600  Strayer Education               1,917                  50,000  Alpha Natural Resources         1,405(*)
                                                                    72,000  Arena Resources                 2,707(*)
                                             9,855                  33,300  Carrizo Oil & Gas               1,613(*)

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.5%)                                                                   5,725
     37,700  FLIR Systems                    2,591(*)(E)
     51,500  Trimble Navigation              1,909(*)          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
                                                                    61,500  Atheros Communications          1,813(*)
                                             4,500                  28,300  Varian Semiconductor Equipment  1,175(*)

ENERGY EQUIPMENT & SERVICES (1.4%)                                                                          2,988
     15,100  Core Laboratories N.V.          1,771(*)
                                                               SOFTWARE (8.0%)
HEALTH CARE EQUIPMENT & SUPPLIES (3.8%)                             42,100  ANSYS, Inc.                     1,636(*)
     42,500  ArthroCare Corp.                2,300(*)               35,100  Blackboard Inc.                 1,369(*)
     94,800  Wright Medical Group            2,558(*)               48,800  Concur Technologies             1,833(*)
                                                                    93,600  Nuance Communications           1,889(*)
                                             4,858                  67,900  Taleo Corp. Class A             1,917(*)
                                                                    51,600  Ultimate Software Group         1,685(*)
HEALTH CARE PROVIDERS & SERVICES (4.2%)
     45,600  Bio-Reference Laboratories      1,526(*)                                                      10,329
     59,900  HMS Holdings                    1,860(*)
     49,000  VCA Antech                      2,011(*)          SPECIALTY RETAIL (2.8%)
                                                                    47,500  Dick's Sporting Goods           1,485(*)
                                             5,397                  36,300  GameStop Corp. Class A          2,085(*)(E)

HEALTH CARE TECHNOLOGY (2.6%)                                                                               3,570
     84,800  Eclipsys Corp.                  1,967(*)(E)
     55,100  Omnicell, Inc.                  1,453(*)          TRANSPORTATION INFRASTRUCTURE (1.4%)
                                                                    31,000  Grupo Aeroportuario del Sureste 1,860
                                             3,420

See Notes to Schedule of Investments

                                                               NOVEMBER 30, 2007


SCHEDULE OF INVESTMENTS Small Cap Growth Fund cont'd
----------------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                               MARKET VALUE(+)
                                              ($000'S OMITTED)

WIRELESS TELECOMMUNICATION SERVICES (3.5%)
    119,300  SBA Communications                  4,467(*)

TOTAL COMMON STOCKS                            124,360
(COST $104,618)

SHORT-TERM INVESTMENTS (8.4%)
  5,425,101  Neuberger Berman Prime
              Money Fund Trust Class             5,425(@)
  5,375,994  Neuberger Berman Securities
              Lending Quality Fund, LLC          5,376(++)

TOTAL SHORT-TERM INVESTMENTS                    10,801(#)
(COST $10,801)

TOTAL INVESTMENTS (104.7%)                     135,161(##)
(COST $115,419)

Liabilities, less cash, receivables
 and other assets [(4.7%)]                      (6,017)

TOTAL NET ASSETS (100.0%)               $      129,144

                                                                                                              NOVEMBER 30, 2007

SCHEDULE OF INVESTMENTS Socially Responsive Fund
------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                            MARKET VALUE(+)      NUMBER OF SHARES                                MARKET VALUE(+)
                                           ($000'S OMITTED)                                                     ($000'S OMITTED)
COMMON STOCKS (94.5%)                                            641,650  Newfield Exploration                     31,986(*)

AUTO COMPONENTS (1.9%)                                                                                            106,898
    243,725   BorgWarner, Inc.                  23,546
                                                                 PHARMACEUTICALS (5.8%)
AUTOMOBILES (1.6%)                                                   725,600  Novartis AG ADR                          41,011
    168,650   Toyota Motor ADR                  18,998               235,350  Novo Nordisk A/S Class B                 29,871

BIOTECHNOLOGY (1.5%)                                                                                                   70,882
    170,700   Genzyme Corp.                     12,791(*)(E)
    401,050   Medarex, Inc.                      5,093(*)(E)     ROAD & RAIL (2.7%)
                                                                     664,575  Canadian National Railway                32,591
                                                17,884
                                                                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.3%)
CAPITAL MARKETS (10.2%)                                            2,587,175  Altera Corp.                             48,587
  1,136,492   Bank of New York Mellon           54,506(E)          1,685,200  Texas Instruments                        53,202
  1,151,864   Charles Schwab                    28,002
    531,275   State Street                      42,444(E)                                                             101,789

                                               124,952           SOFTWARE (3.3%)
                                                                   1,364,375  Intuit Inc.                              40,003(*)
COMMERCIAL SERVICES & SUPPLIES (2.8%)
    556,750   Manpower Inc.                     34,017           TOTAL COMMON STOCKS
                                                                 (COST $954,786)                                    1,156,011
ELECTRONIC EQUIPMENT & INSTRUMENTS (6.4%)
    560,950   Anixter International             36,181(*)(E)     SHORT-TERM INVESTMENTS (9.1%)
  1,243,751   National Instruments              41,504           110,720,021  Neuberger Berman Securities
                                                                              Lending Quality Fund, LLC (COST
                                                77,685                        $110,720)                               110,720(++)(#)

HEALTH CARE PROVIDERS & SERVICES (4.6%)                          PRINCIPAL AMOUNT
  1,031,775   UnitedHealth Group                56,748(E)
                                                                 REPURCHASE AGREEMENTS (5.9%)
INDUSTRIAL CONGLOMERATES (3.1%)                                  $ 72,442,000 Repurchase Agreement with Fixed
    462,575   3M Co.                            38,514                        Income Clearing Corp., 4.23%,
                                                                              due 12/3/07, dated 11/30/07,
INSURANCE (5.3%)                                                              Maturity Value $72,467,536,
  1,030,050   Progressive Corp.                 18,953                        Collateralized by $74,618,325,
  1,156,050   Willis Group Holdings             46,173                        Freddie Mac, 4.63%, due
                                                                              7/28/10 (Collateral Value
                                                65,126                        $75,748,314)
                                                                              (COST $72,442)                           72,442(#)
IT SERVICES (2.4%)
    896,300   Euronet Worldwide                 29,363(*)(E)     CERTIFICATES OF DEPOSIT (0.0%)
                                                                     100,000  Carver Federal Savings, 4.89%,
LIFE SCIENCE TOOLS & SERVICES (2.1%)                                           due 12/29/07                               100
    315,450   Millipore Corp.                   25,829(*)            100,000  Self Help Credit Union, 4.20%,
                                                                               due 02/16/08                               100
MACHINERY (4.6%)                                                     100,000  Shorebank Chicago, 4.35%,
    647,950   Danaher Corp.                     56,255                         due 01/28/08                               100
                                                                     100,000  Shorebank Pacific, 3.81%, due
MEDIA (13.3%)                                                                  02/02/08                                   100
  2,434,975   Comcast Corp. Class A Special     49,211(*)
  1,304,375   E.W. Scripps                      56,675           TOTAL CERTIFICATES OF DEPOSIT                            400(#)
  1,019,761   Liberty Global Class A            41,423(*)        (COST $400)
    399,361   Liberty Global Class C            15,275(*)
                                                                 TOTAL INVESTMENTS (109.5%)                         1,339,573(##)
                                               162,584           (COST $1,138,348)
                                                                 Liabilities, less cash, receivables and
MULTI-UTILITIES (3.8%)                                            other assets [(9.5%)]                              (115,697)
  2,103,213   National Grid                     35,522
    131,343   National Grid ADR                 11,097           TOTAL NET ASSETS (100.0%)                     $    1,223,876

                                                46,619

MULTILINE RETAIL (2.1%)
    428,375   Target Corp.                      25,728

OIL, GAS & CONSUMABLE FUELS (8.7%)
  2,027,400   BG Group PLC                      42,432
    348,525   BP PLC ADR                        25,352(E)
    184,519   Cimarex Energy                     7,128


See Notes to Schedule of Investments

                                                   NOVEMBER 30, 2007 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by each fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued using broker quotes. Securities traded primarily on the NASDAQ Stock Market are normally valued by the funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The funds value all other securities including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Trustees of Neuberger Berman Equity Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At November 30, 2007, selected fund information on a U.S. federal income tax basis was as follows:


(000'S OMITTED)                                                        GROSS                      GROSS               NET UNREALIZED
NEUBERGER BERMAN                                                  UNREALIZED                 UNREALIZED                APPRECIATION/
                                            COST                APPRECIATION               DEPRECIATION               (DEPRECIATION)

CENTURY FUND                              $9,604                      $1,367                        $65                       $1,302
CONVERGENCE FUND                           7,834                       1,001                        532                          469
DIVIDEND FUND                              6,708                         877                        198                          679
ENERGY FUND                                7,090                       2,512                         18                        2,494
EQUITY INCOME FUND                         5,252                         510                        238                          272
FASCIANO FUND                            330,916                     116,020                     21,372                       94,648
FOCUS FUND                             1,180,681                     235,520                     13,249                      222,271
GENESIS FUND                           9,211,846                   2,463,515                    292,655                    2,170,860
GLOBAL REAL ESTATE FUND                   10,291                         288                        658                        (370)
GUARDIAN FUND                          1,363,267                     452,622                     28,356                      424,266
INTERNATIONAL FUND                     1,239,684                     276,765                     96,662                      180,103
INTERNATIONAL INSTITUTIONAL FUND         550,078                      90,829                     48,418                       42,411
INTERNATIONAL LARGE CAP FUND             168,395                      18,538                     11,517                        7,021
MID CAP GROWTH FUND                      418,609                     575,346                    418,299                      157,047
PARTNERS FUND                          3,469,916                   1,201,291                    113,907                    1,087,384
REAL ESTATE FUND                          75,615                       2,383                      6,793                      (4,410)
REGENCY FUND                             143,726                      28,472                      6,005                       22,467
RESEARCH OPPORTUNITIES FUND                8,012                       1,026                        416                          610
SMALL AND MID CAP GROWTH FUND              9,128                       1,300                        184                        1,116
SMALL CAP GROWTH FUND                    115,437                      20,664                        940                       19,724
SOCIALLY RESPONSIVE FUND               1,138,627                     222,446                     21,500                      200,946

(*)  Security did not produce income during the last twelve months.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At November 30, 2007, these securities amounted to approximately $2,948,000 or 0.03% of net assets for Genesis, approximately $1,150,000 or 0.22% of net assets for Mid Cap Growth Fund and approximately $21,000 or 0.22% of net assets for Small and Mid Cap Growth Fund

(E)  All or a portion of this security is on loan.

(^)  Affiliated issuer.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the fund.

(FF) For Neuberger Berman Equity Income Fund, the following securities were held in escrow at November 30, 2007, to cover the below listed outstanding call options written:

     NUMBER OF|                            |MARKET VALUE|
      SHARES  | SECURITIES AND OPTIONS     | OF OPTIONS |
              |                            |            |
       3,000  | General Electric           |            |
              |  January 2008 @ 45         |         $ 0|
       1,300  | Rayonier Inc.              |            |
              | February 2008 @ 55         |       1,000|
       4,600  | Fording Canadian Coal Trust|            |
              | January 2008 @ 45          |           0|
              | Total                      |            |
              |                            |      $1,000|

(00) All or a portion of this security is segregated as collateral for written options.

(^^) Not rated by a nationally recognized statistical rating organization






For information on the funds' significant accounting policies, please refer to the funds' most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds


By: /s/ Peter E. Sundman
    -------------------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: January 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Peter E. Sundman
    -------------------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: January 29, 2008


By: /s/ John M. McGovern
    -------------------------------------
    John M. McGovern
    Treasurer and Principal Financial
      and Accounting Officer

Date: January 29, 2008